UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (95.7%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.47%, 7/1/45	$357	$355
Federal National Mortgage Association,
Conventional Pool:
12 Month USD LIBOR + 1.59%, 2.34%, 12/1/45	152	152
		507
Agency Fixed Rate Mortgages (17.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	1,704	1,634
3.50%, 1/1/44 – 2/1/45	1,123	1,113
4.00%, 12/1/41 – 10/1/44	1,044	1,060
5.41%, 7/1/37 – 8/1/37	22	23
5.44%, 1/1/37 – 6/1/38	63	66
5.46%, 5/1/37 – 1/1/38	91	97
5.48%, 8/1/37 – 10/1/37	50	53
5.50%, 8/1/37 – 4/1/38	87	92
5.52%, 9/1/37 – 10/1/37	18	19
5.62%, 12/1/36 – 12/1/37	86	93
6.00%, 8/1/37 – 5/1/38	25	28
6.50%, 9/1/32	18	20
7.50%, 5/1/35	41	46
8.00%, 8/1/32	27	31
8.50%, 8/1/31	32	37
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 6/1/47	2,071	2,003
3.50%, 3/1/46 – 3/1/47	2,157	2,129
4.00%, 11/1/41 – 1/1/46	2,939	2,978
4.50%, 8/1/40 – 9/1/48	2,413	2,491
5.00%, 7/1/40	145	154
5.62%, 12/1/36	33	34
6.00%, 12/1/38	529	582
6.50%, 11/1/27 – 10/1/38	27	30
7.00%, 6/1/29 – 2/1/33	38	38
7.50%, 8/1/37	70	81
8.00%, 4/1/33	54	62
8.50%, 10/1/32	55	66
9.50%, 4/1/30	7	8
October TBA:
3.00%, 10/1/33 (a)	1,400	1,383
3.50%, 10/1/48 (a)	9,406	9,257
4.00%, 10/1/48 (a)	2,624	2,650
4.50%, 10/1/48 (a)	1,610	1,661
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	960	955
4.00%, 7/15/44	412	422
9.00%, 1/15/25	1	1
		31,397

Asset-Backed Securities (10.2%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.82%, 4/25/34 (b)	671	650
American Homes 4 Rent Trust,
6.07%, 10/17/45 (c)	490	529
AMSR Trust,
1 Month USD LIBOR + 1.40%, 3.56%, 11/17/33 (b)(c)	700	701
Bayview Opportunity Master Fund IIIa Trust,
3.35%, 11/28/32 (c)	198	197
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	448	462
CAM Mortgage Trust,
3.96%, 12/1/65 (c)	415	416
Finance of America Structured Securities Trust,
6.00%, 11/25/27 (b)(c)	860	840
GCAT LLC,
4.09%, 6/26/23 (c)	577	578
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)	374	366
METAL LLC,
4.58%, 10/15/42 (c)	597	599
MFA LLC,
4.16%, 7/25/48 (c)	570	571
MFA Trust,
3.35%, 11/25/47 (c)	602	597
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)	600	600
4.70%, 5/25/27 (c)	800	805
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 3.28%, 12/25/33 (b)	420	425
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)	333	331
4.59%, 2/25/23 (c)	556	552
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)	533	526
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 – 3/28/57(c)	1,223	1,217
3.33%, 12/30/32 (b)(c)	500	498
Pretium Mortgage Credit Partners LLC,
4.13%, 8/27/33 (c)	568	569
Progress Residential Trust,
1 Month USD LIBOR + 4.22%, 6.38%, 1/17/34 (b)(c)	600	606
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (c)	646	641
PRPM LLC,
4.00%, 8/25/23 (b)(c)	312	310
RCO Mortgage LLC,
3.38%, 8/25/22 (c)	352	351
S-Jets Ltd.,
7.02%, 8/15/42 (c)	865	873
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	400	403
5.15%, 9/17/34 (c)	300	302
5.77%, 11/17/33 (c)	460	470
U.S. Residential Opportunity Fund IV Trust,
3.35%, 11/27/37 (c)	330	328
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	199	199
VOLT LIX LLC,
3.25%, 5/25/47 (c)	237	236
VOLT LXIII LLC,
3.00%, 10/25/47 (c)	408	405

VOLT LXIV LLC,
3.38%, 10/25/47 (c)	511		509
VOLT LXIX LLC,
4.70%, 8/25/48 (c)	250		249
			17,911
Collateralized Mortgage Obligations - Agency Collateral Series (1.2%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.46%, 12/25/26 (b)(c)	160		168
1 Month USD LIBOR + 5.05%, 7.16%, 7/25/23 (b)	205		213
1 Month USD LIBOR + 5.25%, 7.36%, 7/25/26 (b)(c)	167		178
IO
0.46%, 11/25/27 (b)	13,459		360
0.57%, 8/25/27 (b)	8,383		278
IO REMIC
6.00% - 1 Month USD LIBOR, 3.84%, 11/15/43 – 6/15/44(b)	2,555		322
6.05% - 1 Month USD LIBOR, 3.89%, 4/15/39 (b)	598		38
IO STRIPS
7.50%, 12/15/29	4		1
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 4.17%, 9/25/20 (b)	2,784		125
IO REMIC
6.00%, 5/25/33 – 7/25/33	210		50
IO STRIPS
6.50%, 12/25/29 (b)	1		—	@
7.00%, 11/25/19 (b)	—	@	—	@
8.00%, 4/25/24	2		—	@
8.00%, 6/25/35 (b)	18		3
9.00%, 11/25/26	1		—	@
REMIC
7.00%, 9/25/32	37		41
Government National Mortgage Association,
IO
0.79%, 8/20/58 (b)	5,201		113
6.10% - 1 Month USD LIBOR, 3.94%, 7/16/33 (b)	900		23
5.00%, 2/16/41	119		30
IO PAC
6.15% - 1 Month USD LIBOR, 3.98%, 10/20/41 (b)	1,516		116
			2,059
Commercial Mortgage-Backed Securities (4.3%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 5.00%, 12/15/31 (b)(c)	600		596
BXP Trust,
1 Month USD LIBOR + 3.00%, 5.16%, 11/15/34 (b)(c)	650		654
Citigroup Commercial Mortgage Trust,
IO
1.03%, 11/10/48 (b)	2,700		113
1.10%, 9/10/58 (b)	4,703		227
COMM Mortgage Trust,
4.90%, 11/10/46 (b)(c)	985		898
5.45%, 8/10/46 (b)(c)	740		714
IO
0.17%, 7/10/45 (b)	10,783		49
1.07%, 10/10/47 (b)	4,067		119
1.31%, 7/15/47 (b)	3,579		138
GS Mortgage Securities Trust,
4.92%, 8/10/46 (b)(c)	500		479
IO
0.95%, 9/10/47 (b)	5,186		175

1.50%, 10/10/48 (b)	5,189	352
HMH Trust,
6.29%, 7/5/31 (c)	300	289
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 4.21%, 1/15/33 (b)(c)	346	349
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.65%, 4/15/46 (b)	6,000	134
0.94%, 12/15/49 (b)	3,206	128
1.23%, 7/15/47 (b)	9,313	291
JPMBB Commercial Mortgage Securities Trust,
4.82%, 4/15/47 (b)(c)	704	633
IO
1.19%, 8/15/47 (b)	3,985	182
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	900	729
4.27%, 5/15/45 (b)(c)	385	357
		7,606
Corporate Bonds (39.0%)
Finance (17.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 7/3/23	575	571
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	175	169
American International Group, Inc.,
4.50%, 7/16/44	300	284
4.88%, 6/1/22	275	287
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	353
Bank of America Corp.,
3.97%, 3/5/29	375	366
4.24%, 4/24/38	250	244
6.11%, 1/29/37	100	115
MTN
4.00%, 1/22/25	1,085	1,072
Bank of Montreal
3.80%, 12/15/32	450	421
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	350	350
BNP Paribas SA,
4.40%, 8/14/28 (c)	525	516
5.00%, 1/15/21	150	155
Boston Properties LP
3.80%, 2/1/24	145	144
BPCE SA
5.15%, 7/21/24 (c)	550	560
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	625	556
Brookfield Finance LLC
4.00%, 4/1/24	525	524
Capital One Bank USA NA
3.38%, 2/15/23	510	497
Capital One Financial Corp.
3.30%, 10/30/24	450	429
Cigna Corp.
3.88%, 10/15/47	300	257
Citigroup, Inc.,
3.89%, 1/10/28	300	292

4.45%, 9/29/27	175	173
5.50%, 9/13/25	250	267
6.68%, 9/13/43	100	123
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	244
Colony Capital, Inc.
5.00%, 4/15/23	275	258
Compass Bank
3.50%, 6/11/21	425	423
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	25
3.95%, 11/9/22	625	622
Credit Agricole SA,
3.75%, 4/24/23 (c)	400	393
3.88%, 4/15/24 (c)	500	497
Credit Suisse Group AG
3.57%, 1/9/23 (c)	275	270
Deutsche Bank AG,
2.70%, 7/13/20	425	416
3.95%, 2/27/23	425	413
Discover Bank
7.00%, 4/15/20	320	336
Discover Financial Services
3.95%, 11/6/24	275	269
Extra Space Storage LP
3.13%, 10/1/35 (c)	250	265
Federal Realty Investment Trust
3.63%, 8/1/46	250	214
Five Corners Funding Trust
4.42%, 11/15/23 (c)	275	283
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	468	457
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	524
MTN
4.80%, 7/8/44	175	179
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)	325	320
Halfmoon Parent, Inc.
3.75%, 7/15/23 (c)	350	349
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	376
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	319
HSBC Holdings PLC
4.25%, 3/14/24	750	747
HSBC USA, Inc.
3.50%, 6/23/24	250	245
Humana, Inc.
3.95%, 3/15/27	225	222
ING Bank N.V.
5.80%, 9/25/23 (c)	520	549
ING Groep N.V.
6.00%, 4/16/20 (d)	200	200
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	297
iStar, Inc.
5.25%, 9/15/22 (e)	175	173
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (c)	295	301
JPMorgan Chase & Co.,
3.90%, 1/23/49	500	453

4.13%, 12/15/26	550	547
LeasePlan Corp. N.V.
2.88%, 1/22/19 (c)	475	475
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (c)	125	125
Lloyds Banking Group PLC,
3.75%, 1/11/27	400	377
4.55%, 8/16/28	500	494
Macquarie Bank Ltd.
6.63%, 4/7/21 (c)	260	277
MetLife, Inc.
5.70%, 6/15/35	150	172
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	175	169
Nationwide Building Society,
4.30%, 3/8/29 (c)	375	359
4.36%, 8/1/24 (c)	200	199
Prologis LP
3.88%, 9/15/28	325	327
Realty Income Corp.,
3.25%, 10/15/22	350	346
3.65%, 1/15/28	325	313
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	608
Santander UK Group Holdings PLC
3.57%, 1/10/23	900	875
Spirit Realty Capital, Inc.
3.75%, 5/15/21	175	177
Standard Chartered PLC
3.05%, 1/15/21 (c)(e)	375	370
Synchrony Financial,
3.70%, 8/4/26	100	90
3.95%, 12/1/27	350	318
Syngenta Finance N.V.
4.89%, 4/24/25 (c)	550	541
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	468
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	185
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (c)	525	520
UnitedHealth Group, Inc.,
2.88%, 3/15/23	750	732
3.75%, 7/15/25	300	302
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (c)	450	449
Wells Fargo & Co.,
3.00%, 10/23/26	800	743
5.61%, 1/15/44	250	277
		30,199
Industrials (19.2%)
Air Liquide Finance SA
1.75%, 9/27/21 (c)	225	215
Amazon.com, Inc.
2.80%, 8/22/24	825	797
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/1/47	250	251
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	350	340
4.90%, 2/1/46	425	431
Apple, Inc.,

2.45%, 8/4/26 (e)	400	369
3.85%, 8/4/46	125	120
4.45%, 5/6/44	250	262
AT&T, Inc.,
4.25%, 3/1/27	675	667
4.90%, 8/15/37 (c)	225	217
5.15%, 2/15/50 (c)	175	167
Baidu, Inc.
2.75%, 6/9/19 (e)	450	448
Bayer US Finance II LLC
4.38%, 12/15/28 (c)	350	344
Becton Dickinson and Co.
2.89%, 6/6/22	425	414
Biogen, Inc.
5.20%, 9/15/45	300	319
Booking Holdings, Inc.
0.90%, 9/15/21 (e)	175	208
BP Capital Markets PLC,
3.12%, 5/4/26	375	358
3.25%, 5/6/22	425	422
Cenovus Energy, Inc.
4.25%, 4/15/27	350	339
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	525	503
4.91%, 7/23/25	175	178
6.48%, 10/23/45	350	377
CNH Industrial Capital LLC
4.38%, 11/6/20	300	305
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	403
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	425	430
Comcast Corp.
3.55%, 5/1/28	350	335
Concho Resources, Inc.
4.85%, 8/15/48	300	302
Crown Castle International Corp.,
3.80%, 2/15/28	600	570
5.25%, 1/15/23	5	5
CSC Holdings LLC
5.50%, 4/15/27 (c)	250	243
CVS Health Corp.
4.30%, 3/25/28	550	547
Daimler Finance North America LLC
2.25%, 7/31/19 (c)(e)	465	463
Darden Restaurants, Inc.
3.85%, 5/1/27 (e)	325	315
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (c)	175	187
Delta Air Lines, Inc.
2.88%, 3/13/20	300	298
Deutsche Post AG,
Series DPW
0.05%, 6/30/25	200	230
Dollar Tree, Inc.,
3.70%, 5/15/23	250	247
4.20%, 5/15/28	175	170
Elanco Animal Health, Inc.
4.90%, 8/28/28 (c)	250	254
Eldorado Gold Corp.
6.13%, 12/15/20 (c)	295	281
Energy Transfer Partners LP,

5.15%, 3/15/45	250	237
5.30%, 4/15/47	125	122
Express Scripts Holding Co.
4.50%, 2/25/26 (e)	275	278
Exxon Mobil Corp.
4.11%, 3/1/46	325	330
Fiserv, Inc.
4.20%, 10/1/28	325	326
Ford Motor Credit Co., LLC
3.20%, 1/15/21	200	197
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	350	351
General Motors Co.
6.60%, 4/1/36	125	134
Goldcorp, Inc.
3.70%, 3/15/23	436	430
Halliburton Co.
5.00%, 11/15/45	275	295
HCA, Inc.,
4.50%, 2/15/27	240	236
4.75%, 5/1/23	190	194
Heathrow Funding Ltd.
4.88%, 7/15/23 (c)	435	452
Home Depot, Inc. (The),
4.88%, 2/15/44	175	194
5.88%, 12/16/36	300	366
International Paper Co.
3.00%, 2/15/27	500	460
Jaguar Land Rover Automotive PLC
4.50%, 10/1/27 (c)	425	351
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28 (c)	350	352
Kraft Heinz Foods Co.,
4.38%, 6/1/46	325	288
5.38%, 2/10/20	26	27
Lockheed Martin Corp.
3.10%, 1/15/23	275	272
LyondellBasell Industries N.V.
4.63%, 2/26/55	275	248
Medtronic, Inc.
4.63%, 3/15/45	200	212
Microsoft Corp.
3.13%, 11/3/25	350	343
MPLX LP,
4.88%, 6/1/25	175	181
5.20%, 3/1/47	250	251
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (c)	475	432
NOVA Chemicals Corp.
5.25%, 8/1/23 (c)	415	414
Novartis Capital Corp.
4.40%, 5/6/44	225	241
Nuance Communications, Inc.
1.00%, 12/15/35	275	260
Nucor Corp.
3.95%, 5/1/28	300	300
Nvent Finance Sarl
3.95%, 4/15/23 (c)	450	443
NXP Semiconductors NV
1.00%, 12/1/19	250	261
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (c)	350	338

Oracle Corp.
2.95%, 5/15/25	201	193
Phillips 66 Partners LP
4.68%, 2/15/45	150	143
Resort at Summerlin LP,
Series B
1.00%, 12/31/40 (f)(g)(h)(i)(j)	299	—
Rockies Express Pipeline LLC
6.88%, 4/15/40 (c)	300	344
Shell International Finance BV
3.25%, 5/11/25	400	392
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (c)	525	474
Southern Copper Corp.
5.25%, 11/8/42	350	355
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (c)	796	795
Starbucks Corp.
3.80%, 8/15/25	625	622
Symantec Corp.
5.00%, 4/15/25 (c)	450	446
Telefonica Emisiones SAU
4.10%, 3/8/27	550	530
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	200	196
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23	50	45
6.75%, 3/1/28 (e)	250	264
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	300	278
Total Capital International SA
2.88%, 2/17/22	50	49
Transurban Finance Co., Pty Ltd.
3.38%, 3/22/27 (c)	325	302
Trimble, Inc.
4.15%, 6/15/23	625	626
Tyson Foods, Inc.
4.88%, 8/15/34	250	252
Union Pacific Corp.
3.95%, 9/10/28	165	166
United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27	500	506
Verint Systems, Inc.
1.50%, 6/1/21	200	207
Verizon Communications, Inc.,
4.13%, 3/16/27	475	478
4.67%, 3/15/55	252	238
Vodafone Group PLC
4.38%, 5/30/28	425	420
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (c)	525	516
Walmart, Inc.,
3.63%, 12/15/47 (e)	100	94
3.70%, 6/26/28	125	125
Warner Media LLC
3.80%, 2/15/27	275	264
Woodside Finance Ltd.
3.70%, 9/15/26 (c)	500	476
Wyndham Destinations, Inc.
4.15%, 4/1/24	500	488

Zillow Group, Inc.
2.00%, 12/1/21		200	217
			33,648
Utilities (2.6%)
Duke Energy Corp.
2.65%, 9/1/26		400	362
Electricite de France SA
4.50%, 9/21/28 (c)		275	271
Enel Chile SA
4.88%, 6/12/28		175	177
Enel Finance International N.V.
3.63%, 5/25/27 (c)		275	250
Enel Finance International NV
4.25%, 9/14/23 (c)		300	297
Entergy Louisiana LLC
3.05%, 6/1/31		400	364
ITC Holdings Corp.
3.35%, 11/15/27		450	424
Korea Hydro & Nuclear Power Co., Ltd.
3.75%, 7/25/23 (c)		710	706
Mississippi Power Co.
3.95%, 3/30/28		500	490
NRG Energy, Inc.
6.63%, 1/15/27		185	195
Southern Power Co.,
Series D
1.95%, 12/15/19		375	370
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (c)		550	545
TransAlta Corp.
4.50%, 11/15/22		47	46
			4,497
			68,344
Mortgages - Other (13.2%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.40%, 5/25/47 (b)		146	143
5.50%, 2/25/36		9	8
6.00%, 7/25/37		64	58
PAC
5.50%, 2/25/36		4	4
6.00%, 4/25/36		18	15
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.87%, 7/25/46 (b)		192	146
5.86%, 10/25/36		368	212
6.00%, 4/25/36		58	59
Banc of America Funding Trust,
5.25%, 7/25/37		244	240
6.00%, 7/25/37		24	21
ChaseFlex Trust,
6.00%, 2/25/37		429	311
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		822	361
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.48%, 10/17/40 (b)	EUR	300	345
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.75%, 6/13/45 (b)	GBP	519	667
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.25%, 7/15/47 (b)		244	314
Federal Home Loan Mortgage Corporation,

3.00%, 9/25/45 – 5/25/47		$1,759	1,674
3.50%, 5/25/45 – 5/25/47		2,215	2,162
3.88%, 5/25/45 (b)(c)		163	157
4.00%, 5/25/45		93	93
1 Month USD LIBOR + 2.35%, 4.57%, 4/25/30 (b)		700	723
1 Month USD LIBOR + 3.30%, 5.52%, 10/25/27 (b)		400	448
1 Month USD LIBOR + 3.75%, 5.97%, 9/25/24 (b)		600	689
1 Month USD LIBOR + 4.00%, 6.22%, 8/25/24 (b)		252	277
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36		12	10
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (b)	EUR	427	453
GSR Mortgage Loan Trust,
5.75%, 1/25/37		$185	169
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.36%, 1/19/38 (b)		385	383
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	519	535
JP Morgan Alternative Loan Trust,		$92	90
6.00%, 12/25/35 – 8/25/36
JP Morgan Mortgage Trust,
4.05%, 6/25/37 (b)		78	74
6.00%, 6/25/37		81	82
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.28%, 6/17/38 (b)	EUR	391	424
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		$393	388
6.50%, 9/25/37		852	559
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.15%, 1/15/39 (b)	GBP	300	370
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.22%, 12/15/39 (b)	EUR	500	537
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.85%, 5.07%, 2/25/23 (b)(c)		$300	304
RALI Trust,
5.50%, 12/25/34		530	515
6.00%, 4/25/36 – 1/25/37		251	227
PAC
6.00%, 4/25/36		18	16
Residential Asset Securitization Trust,
6.00%, 7/25/36		27	24
RMAC PLC,
3 Month GBP LIBOR + 1.30%, 2.10%, 6/12/46 (b)	GBP	250	321
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/56 – 11/25/57		$2,709	2,556
3.50%, 6/25/57 – 11/25/57		1,725	1,682
4.00%, 7/25/56 – 8/25/56 (b)(c)		700	660
4.50%, 6/25/57		1,683	1,753
4.75%, 7/25/56 – 6/25/57 (b)(c)		650	630
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 4.07%, 5/25/47 (b)(c)		779	670
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	500	509
			23,068
Municipal Bonds (1.0%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		$115	147
City of New York, NY,
Series G-1
5.97%, 3/1/36		245	299

Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		705	868
Municipal Electric Authority of Georgia, GA
6.66%, 4/1/57		434	514
			1,828
Sovereign (7.4%)
Argentine Republic Government International Bond,
7.50%, 4/22/26		834	746
Australia Government Bond,
2.75%, 11/21/27	AUD	1,400	1,020
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/27	BRL	3,800	865
Egypt Government International Bond,
6.59%, 2/21/28 (c)(e)		$775	743
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		350	337
Export-Import Bank of India,
3.88%, 2/1/28 (c)		945	882
Indonesia Government International Bond,
3.85%, 7/18/27		750	716
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (c)		425	447
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	16,000	833
Mexico Government International Bond,
3.60%, 1/30/25		$500	487
New Zealand Government Bond,
4.50%, 4/15/27	NZD	1,500	1,151
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (c)		$260	271
Petroleos Mexicanos,
6.38%, 1/23/45		375	348
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	8,500	2,315
South Africa Government Bond,
8.00%, 1/31/30	ZAR	15,450	988
Ukraine Government International Bond,
7.75%, 9/1/26		$866	816
			12,965
U.S. Treasury Security (1.2%)
U.S. Treasury Note
2.75%, 2/15/28		2,150	2,096
Total Fixed Income Securities (Cost $170,036)			167,781

	Shares	Value (000)
Short-Term Investments (12.8%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $1,306)	1,305,650	1,306

Investment Company (11.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $20,091)	20,090,804	20,091

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
2.02%, 11/1/18 (e)(l)(m) (Cost $832)	$833	832
Total Short-Term Investments (Cost $22,229)		22,229
Total Investments (108.5%) (Cost $192,265) Including $4,109 of Securities Loaned (n)(o)(p)		190,010
Liabilities in Excess of Other Assets (-8.5%)		(14,815)
Net Assets (100.0%)		$175,195

@	Value is less than $500.
(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2018.

(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $4,109,000 and $4,204,000, respectively. The Fund received cash collateral of approximately $1,306,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $2,898,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)	Security has been deemed illiquid at September 30, 2018.
(g)	Non-income producing security; bond in default.
(h)	Issuer in bankruptcy.
(i)

At September 30, 2018, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(j)	Acquired through exchange offer.
(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $21,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at September 30, 2018.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(o)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(p)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,514,000 and the aggregate gross unrealized depreciation is approximately $5,601,000, resulting in net unrealized depreciation of approximately $2,087,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	372		$438	10/3/18	$6
Bank of America NA	NOK	7,427		$916	10/3/18	3
Bank of America NA		$1,287	AUD	1,743	10/3/18	(27)
Bank of America NA		$1,556	EUR	1,361	10/3/18	24
Bank of America NA		$28	GBP	22	10/3/18	(—@ )
Bank of America NA		$1,878	PLN	6,882	10/3/18	(11)
Bank of America NA		$600	ZAR	8,487	10/3/18	(—@ )
Bank of America NA		$46	ZAR	618	10/3/18	(3)
Barclays Bank PLC	NZD	1,681		$1,149	10/3/18	35
BNP Paribas SA	ZAR	15,120		$1,109	10/3/18	40
Citibank NA	MXN	18,867		$976	10/3/18	(32)
Citibank NA	PLN	6,882		$1,858	10/3/18	(9)
Citibank NA		$124	BRL	515	10/3/18	3
Citibank NA		$854	BRL	3,419	10/3/18	(7)
Citibank NA		$35	EUR	30	10/3/18	— @
Citibank NA		$91	EUR	77	10/3/18	(2)
Citibank NA		$14	IDR	204,380	10/3/18	(—@ )
Citibank NA		$8	SEK	66	10/3/18	(—@ )
Commonwealth Bank of Australia		$455	AUD	625	10/3/18	(3)
Goldman Sachs International	GBP	115		$150	10/3/18	(1)
Goldman Sachs International		$92	EUR	77	10/3/18	(2)
Goldman Sachs International		$369	MXN	6,933	10/3/18	2
JPMorgan Chase Bank NA	AUD	3,801		$2,823	10/3/18	75
JPMorgan Chase Bank NA	BRL	284		$72	10/3/18	2
JPMorgan Chase Bank NA	BRL	3,650		$977	10/3/18	73
JPMorgan Chase Bank NA	GBP	250		$333	10/3/18	7
JPMorgan Chase Bank NA	IDR	19,766,743		$1,353	10/3/18	26
JPMorgan Chase Bank NA	RUB	45,361		$713	10/3/18	21
JPMorgan Chase Bank NA		$924	NOK	7,400	10/3/18	(15)
JPMorgan Chase Bank NA		$103	RUB	7,000	10/3/18	4
JPMorgan Chase Bank NA		$234	RUB	16,000	10/3/18	11
JPMorgan Chase Bank NA		$334	RUB	22,361	10/3/18	7
JPMorgan Chase Bank NA		$445	ZAR	6,015	10/3/18	(20)
Royal Bank of Canada	EUR	299		$351	10/3/18	3
Royal Bank of Canada	GBP	933		$1,242	10/3/18	26
Royal Bank of Canada		$1,035	AUD	1,433	10/3/18	1
Royal Bank of Canada		$984	EUR	843	10/3/18	(6)
Royal Bank of Canada		$2,994	EUR	2,569	10/3/18	(10)
Royal Bank of Canada		$3	GBP	2	10/3/18	(—@ )
Royal Bank of Canada		$619	MXN	11,934	10/3/18	18
Royal Bank of Canada		$1,112	NZD	1,681	10/3/18	2
State Street Bank and Trust Co.	MYR	402		$99	10/3/18	2
State Street Bank and Trust Co.		$1,347	IDR	19,562,363	10/3/18	(34)
State Street Bank and Trust Co.		$97	MYR	402	10/3/18	(—@ )
UBS AG	EUR	4,286		$5,064	10/3/18	87
UBS AG	SEK	66		$7	10/3/18	— @
UBS AG		$2	GBP	1	10/3/18	(—@ )
UBS AG		$1,666	GBP	1,274	10/3/18	(6)
UBS AG		$3	NOK	27	10/3/18	— @
Bank of America NA		$446	JPY	48,971	10/4/18	(15)
Royal Bank of Canada	JPY	48,971		$434	10/4/18	3
Bank of America NA	PLN	6,882		$1,882	12/28/18	11
Bank of America NA	ZAR	8,487		$593	12/28/18	— @
Citibank NA	BRL	3,419		$847	12/28/18	7
Citibank NA	IDR	204,380		$14	12/28/18	(—@ )
Goldman Sachs International	MXN	6,933		$364	12/28/18	(1)
Royal Bank of Canada	AUD	1,433		$1,036	12/28/18	(1)
Royal Bank of Canada	EUR	2,569		$3,014	12/28/18	9
Royal Bank of Canada	NZD	1,681		$1,113	12/28/18	(2)
UBS AG	GBP	1,274		$1,673	12/28/18	5
UBS AG	NOK	27		$3	12/28/18	(—@ )
UBS AG		$8	SEK	66	12/28/18	(—@ )
						$306

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	12	Dec-18	1,200	$1,118	$(3)
U.S. Treasury 2 yr. Note	133	Dec-18	26,600	28,027	(91)
U.S. Treasury 30 yr. Bond	28	Dec-18	2,800	3,934	(122)
U.S. Treasury 5 yr. Note	15	Dec-18	1,500	1,687	(11)
U.S. Treasury Ultra Bond	64	Dec-18	6,400	9,874	(309)

Short:
U.S. Treasury 10 yr. Note	40	Dec-18	(4,000)	(4,751)	62
U.S. Treasury 10 yr. Ultra Long Bond	47	Dec-18	(4,700)	(5,922)	96
					$(378)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Quarterly/ Semi-Annual	12/7/26	$2,580	$147	$—	$147
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Quarterly/ Semi-Annual	12/21/26	2,602	104	—	104
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.17	Quarterly/ Semi-Annual	5/18/28	828	(11)	—	(11)
							$240	$—	$240

@	— Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	17.8%
Agency Fixed Rate Mortgages	16.6
Finance	16.0
Mortgages - Other	12.2
Short-Term Investments	11.1
Other***	9.9
Asset-Backed Securities	9.5
Sovereign	6.9
Total Investments	100.0	%****

**                    Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

***             Industries and/or investment types representing less than 5% of total investments.

****      Does not include open long/short futures contracts with a value of approximately $55,313,000 and net unrealized depreciation of approximately $378,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $306,000 and does not include open swap agreements with net unrealized appreciation of approximately $240,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (96.2%)
Angola (1.1%)
Sovereign (1.1%)
Angolan Government International Bond,
9.38%, 5/8/48 (a)		$2,060	$2,184

Argentina (6.4%)
Corporate Bonds (3.7%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		1,210	965
Provincia de Buenos Aires,
BADLAR + 3.75%, 41.14%, 4/12/25 (b)	ARS	22,350	529
BADLAR + 3.83%, 45.78%, 5/31/22 (b)		19,454	424
Provincia de Cordoba,
7.45%, 9/1/24 (a)	$1,100		949
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,220	1,754
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 47.02%, 6/9/21 (b)	ARS	17,180	366
Provincia de Rio Negro,
7.75%, 12/7/25 (a)	$600		454
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,370	1,837
			7,278
Sovereign (2.7%)
Argentine Republic Government International Bond,
6.88%, 1/26/27 – 1/11/48		2,760	2,196
7.13%, 7/6/36 – 12/31/99 (c)		1,720	1,357
7.50%, 4/22/26		580	519
Republic of Argentina,
2.50%, 12/31/38 (d)		1,850	1,095
			5,167
			12,445
Bahrain (0.3%)
Sovereign (0.3%)
Bahrain Government International Bond,
7.00%, 10/12/28		630	627

Belarus (0.5%)
Sovereign (0.5%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)(c)		920	892

Brazil (4.4%)
Corporate Bonds (2.4%)
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		1,430	1,274
8.75%, 12/29/49 (a)(e)		1,090	1,108
Petrobras Global Finance BV,
6.00%, 1/27/28		1,000	925
6.13%, 1/17/22		218	226
Rumo Luxembourg Sarl,
5.88%, 1/18/25		690	641

7.38%, 2/9/24	420	430
		4,604
Sovereign (2.0%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,829	2,338
6.00%, 4/7/26	1,600	1,646
		3,984
		8,588
Chile (1.4%)
Corporate Bonds (1.0%)
Colbun SA,
4.50%, 7/10/24 (a)	1,030	1,040
Geopark Ltd.,
6.50%, 9/21/24 (a)(c)	890	898
		1,938
Sovereign (0.4%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	780
		2,718
China (4.5%)
Corporate Bond (0.5%)
Fufeng Group Ltd.,
5.88%, 8/28/21	950	952

Sovereign (4.0%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,970	5,047
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,013
3.70%, 6/10/25 (a)	838	817
		7,877
		8,829
Colombia (2.0%)
Sovereign (2.0%)
Colombia Government International Bond,
4.38%, 7/12/21	530	541
5.00%, 6/15/45	1,950	1,953
11.75%, 2/25/20	1,250	1,398
		3,892
Costa Rica (0.6%)
Sovereign (0.6%)
Costa Rica Government International Bond,
7.16%, 3/12/45	1,240	1,094

Dominican Republic (1.4%)
Sovereign (1.4%)
Dominican Republic International Bond,
6.00%, 7/19/28 (a)	570	581
6.88%, 1/29/26 (a)	1,300	1,391
7.45%, 4/30/44 (a)	739	791
		2,763

Ecuador (2.7%)
Sovereign (2.7%)
Ecuador Government International Bond,
8.75%, 6/2/23 (a)		1,210	1,217
8.88%, 10/23/27 (a)		1,100	1,047
8.88%, 10/23/27		1,960	1,866
10.75%, 3/28/22 (a)		1,050	1,119
			5,249
Egypt (2.6%)
Sovereign (2.6%)
Egypt Government International Bond,
4.75%, 4/16/26	EUR	510	569
5.88%, 6/11/25		$1,000	958
6.13%, 1/31/22 (a)		1,310	1,314
7.50%, 1/31/27 (a)		890	908
7.90%, 2/21/48 (a)		1,290	1,235
			4,984
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
6.38%, 1/18/27		721	678
8.63%, 2/28/29 (a)		760	805
			1,483
Gabon (0.3%)
Sovereign (0.3%)
Republic of Gabon,
6.95%, 6/16/25 (a)		610	588

Ghana (1.8%)
Sovereign (1.8%)
Ghana Government International Bond,
8.63%, 6/16/49 (a)		1,460	1,467
10.75%, 10/14/30		1,700	2,122
			3,589
Guatemala (0.3%)
Sovereign (0.3%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)		590	564

Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond,
8.75%, 12/16/20		400	438

Hungary (1.6%)
Sovereign (1.6%)
Hungary Government International Bond,
7.63%, 3/29/41 (c)		2,290	3,204

India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	723

Indonesia (9.6%)
Sovereign (9.6%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,950	2,909
4.75%, 1/8/26	500	508
4.75%, 1/8/26 (a)	830	843
4.75%, 7/18/47 (a)(c)	810	778
5.13%, 1/15/45 (a)	1,050	1,054
5.88%, 1/15/24 (a)	460	494
5.88%, 1/15/24	4,250	4,564
5.95%, 1/8/46 (a)	330	370
7.75%, 1/17/38	2,475	3,252
Pertamina Persero PT,
4.88%, 5/3/22	500	512
6.45%, 5/30/44 (a)	1,870	2,040
Perusahaan Listrik Negara PT,
6.15%, 5/21/48 (a)	1,300	1,354
		18,678
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	892

Jamaica (1.5%)
Corporate Bond (0.3%)
Digicel Ltd.,
6.00%, 4/15/21	540	503

Sovereign (1.2%)
Jamaica Government International Bond,
7.63%, 7/9/25	520	597
7.88%, 7/28/45	520	608
8.00%, 3/15/39 (c)	1,010	1,167
		2,372
		2,875
Jordan (0.4%)
Sovereign (0.4%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	780	736

Kazakhstan (3.1%)
Sovereign (3.1%)
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,420	1,405
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)(c)	1,000	1,078
KazMunayGas National Co., JSC,
6.38%, 10/24/48 (a)	3,420	3,600
		6,083

Kenya (0.3%)
Sovereign (0.3%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)	570	552

Mexico (12.9%)
Corporate Bond (0.6%)
Mexichem SAB de CV,
5.50%, 1/15/48 (a)	1,240	1,142

Sovereign (12.3%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)	2,230	2,183
Mexico Government International Bond,
3.75%, 1/11/28	1,490	1,422
4.15%, 3/28/27	1,398	1,378
4.35%, 1/15/47	1,100	1,001
4.60%, 1/23/46	2,530	2,366
6.05%, 1/11/40	1,482	1,650
Petroleos Mexicanos,
4.88%, 1/24/22	1,730	1,754
5.63%, 1/23/46	1,200	1,022
6.38%, 1/23/45	3,463	3,215
6.50%, 3/13/27 – 6/2/41	4,470	4,381
6.63%, 6/15/38	1,176	1,135
6.75%, 9/21/47	990	947
8.63%, 12/1/23	1,350	1,533
		23,987
		25,129
Mongolia (1.2%)
Sovereign (1.2%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)	640	702
8.75%, 3/9/24	1,400	1,536
		2,238
Nigeria (1.1%)
Sovereign (1.1%)
Nigeria Government International Bond,
6.38%, 7/12/23	670	682
6.50%, 11/28/27 (a)	920	888
7.14%, 2/23/30 (a)	660	647
		2,217
Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,600	1,660
Panama Government International Bond,
4.00%, 9/22/24	294	299
8.88%, 9/30/27	883	1,193
		3,152
Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	320	324

4.70%, 3/27/27 (a)	1,160	1,160
6.10%, 8/11/44 (a)	1,060	1,112
		2,596
Peru (2.7%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	1,040	1,069

Sovereign (2.2%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)(c)	1,298	1,318
Peruvian Government International Bond,
6.55%, 3/14/37	1,150	1,457
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,490	1,448
		4,223
		5,292
Philippines (2.7%)
Sovereign (2.7%)
Philippine Government International Bond,
3.95%, 1/20/40	1,396	1,350
8.38%, 6/17/19 (c)	146	152
9.50%, 2/2/30	2,481	3,679
		5,181
Poland (1.3%)
Sovereign (1.3%)
Republic of Poland Government International Bond,
3.00%, 3/17/23 (c)	1,540	1,513
4.00%, 1/22/24	650	664
5.00%, 3/23/22	250	263
		2,440
Russia (4.9%)
Corporate Bond (0.5%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)	1,095	1,026

Sovereign (4.4%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	6,600	6,648
5.63%, 4/4/42	1,800	1,897
		8,545
		9,571
Senegal (0.4%)
Sovereign (0.4%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)(c)	920	861

South Africa (4.1%)
Corporate Bonds (0.4%)
SASOL Financing USA LLC,
5.88%, 3/27/24	350	357

6.50%, 9/27/28		450	457
			814
Sovereign (3.7%)
Eskom Holdings SOC Ltd.,
6.75%, 8/6/23		560	540
7.13%, 2/11/25		3,210	3,094
8.45%, 8/10/28 (a)		850	852
South Africa Government International Bond,
5.88%, 9/16/25		2,570	2,617
			7,103
			7,917
Sri Lanka (1.2%)
Sovereign (1.2%)
Sri Lanka Government International Bond,
6.75%, 4/18/28		2,400	2,328

Turkey (5.6%)
Sovereign (5.6%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)		1,960	1,944
Turkey Government Bond,
10.60%, 2/11/26	TRY	18,250	2,074
Turkey Government International Bond,
3.25%, 3/23/23		$340	296
4.88%, 4/16/43		1,600	1,171
5.63%, 3/30/21		4,342	4,263
6.88%, 3/17/36		1,200	1,097
			10,845
Ukraine (4.1%)
Sovereign (4.1%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		1,810	1,579
7.75%, 9/1/23 – 9/1/26		6,590	6,387

Uruguay (0.6%)
Sovereign (0.6%)
Uruguay Government International Bond,
5.10%, 6/18/50		1,160	1,188

Venezuela (1.8%)
Sovereign (1.8%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (f)(g)		15,740	3,443
Total Fixed Income Securities (Cost $195,832)			187,034

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00%, expires 11/15/20 (b)(h)	750	51

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(h)	3,750	8
Total Warrants (Cost $–)		59

	Shares	Value (000)
Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	2,845,751	2,846

	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $375; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $382)	$374	374
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $325; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $331)	325	325
		699
Total Securities held as Collateral on Loaned Securities (Cost $3,545)		3,545

	Shares
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $4,884)	4,883,933	4,884
Total Short-Term Investments (Cost $8,429)		8,429
Total Investments (100.5%) (Cost $204,261) Including $8,386 of Securities Loaned (j)(k)(l)		195,522
Liabilities in Excess of Other Assets (-0.5%)		(930)
Net Assets (100.0%)		$194,592

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $8,386,000 and $8,598,000, respectively. The Fund received cash collateral of approximately $3,795,000, of which approximately $3,545,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $250,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,803,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2018. Maturity date disclosed is the ultimate maturity date.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2018.

(f)	Issuer in bankruptcy.
(g)	Non-income producing security; bond in default.
(h)	Security has been deemed illiquid at September 30, 2018.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(l)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,594,000 and the aggregate gross unrealized depreciation is approximately $13,319,000, resulting in net unrealized depreciation of approximately $8,725,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	CLP	660,000		$1,000	10/4/18	$(4)
JPMorgan Chase Bank NA		$989	CLP	660,000	10/4/18	14
JPMorgan Chase Bank NA		$1,001	CLP	660,000	11/15/18	4
						$14

ARS             — Argentine Peso

CLP              — Chilean Peso

EUR            — Euro

TRY            — Turkish Lira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	87.4%
Corporate Bonds	10.1
Other**	2.5
Total Investments	100.0	% ***

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

***   Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $14,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Argentina (0.3%)
Grupo Financiero Galicia SA ADR	29,835	$759

Austria (0.8%)
Erste Group Bank AG (a)	49,591	2,060

Brazil (6.9%)
Ambev SA	856,989	3,892
B3 SA - Brasil Bolsa Balcao	369,327	2,140
Banco Bradesco SA (Preference)	504,328	3,580
Itau Unibanco Holding SA (Preference)	396,719	4,335
Petroleo Brasileiro SA	376,454	2,259
Petroleo Brasileiro SA (Preference)	433,032	2,261
		18,467
Chile (2.1%)
Banco Santander Chile	21,411,659	1,711
Banco Santander Chile ADR	8,148	260
SACI Falabella	435,406	3,541
		5,512
China (23.1%)
AAC Technologies Holdings, Inc. (b)	61,000	633
Alibaba Group Holding Ltd. ADR (a)	39,514	6,510
Anhui Conch Cement Co. Ltd.	343,888	1,839
Baidu, Inc. ADR (a)	8,200	1,875
Bank of China Ltd. H Shares (b)	11,414,000	5,074
Brilliance China Automotive Holdings Ltd. (b)	518,000	838
China Construction Bank Corp. H Shares (b)	8,405,230	7,344
China Mengniu Dairy Co., Ltd. (a)(b)	689,000	2,293
China Mobile Ltd. (b)	303,000	2,986
China Overseas Land & Investment Ltd. (b)	376,000	1,177
China Pacific Insurance Group Co., Ltd. H Shares (b)	786,200	3,033
China Resources Land Ltd. (b)	202,000	707
China Unicom Hong Kong Ltd. (b)	1,012,000	1,192
CSPC Pharmaceutical Group Ltd. (b)	830,000	1,762
Kweichow Moutai Co., Ltd., Class A	7,892	837
New Oriental Education & Technology Group, Inc. ADR	22,903	1,695
PetroChina Co., Ltd. H Shares (b)	2,442,000	1,978
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	210,800	527
Shenzhou International Group Holdings Ltd. (b)	232,000	2,975
Sino Biopharmaceutical Ltd. (b)	1,276,000	1,190
Sinopharm Group Co., Ltd. H Shares (b)	147,200	720
Sogou, Inc. ADR (a)	74,633	555
TAL Education Group ADR (a)	31,552	811
Tencent Holdings Ltd. (b)	323,700	13,364
		61,915
Egypt (0.7%)
Commercial International Bank Egypt SAE	396,535	1,859

Germany (1.0%)
Adidas AG	10,800	2,645

Hong Kong (1.2%)
Samsonite International SA (a)	874,500	3,240

Hungary (1.2%)
OTP Bank Nyrt	87,436	3,240

India (8.6%)
Ashok Leyland Ltd.	1,707,548	2,805
Eicher Motors Ltd.	5,408	1,804
HDFC Bank Ltd. ADR	17,400	1,637
ICICI Bank Ltd.	320,577	1,351
ICICI Bank Ltd. ADR	112,105	952
IndusInd Bank Ltd.	102,862	2,398
Marico Ltd.	581,368	2,671
Maruti Suzuki India Ltd.	27,078	2,745
Shree Cement Ltd.	11,079	2,582
Tata Consultancy Services Ltd.	61,206	1,844
Zee Entertainment Enterprises Ltd.	382,715	2,316
		23,105
Indonesia (3.8%)
Astra International Tbk PT	4,606,600	2,272
Bank Central Asia Tbk PT	940,700	1,524
Bank Mandiri Persero Tbk PT	3,620,800	1,634
Bumi Serpong Damai Tbk PT (a)	9,924,100	769
Telekomunikasi Indonesia Persero Tbk PT	7,908,400	1,932
Unilever Indonesia Tbk PT	677,700	2,139
		10,270
Korea, Republic of (7.5%)
BGF retail Co. Ltd.	755	140
CJ Corp.	3,075	374
GS Retail Co., Ltd.	6,945	241
Hanssem Co., Ltd.	4,136	286
Hugel, Inc. (a)	2,065	796
Hyundai Motor Co.	3,357	392
KB Financial Group, Inc.	20,984	1,025
LG Household & Health Care Ltd.	1,243	1,430
NAVER Corp.	2,995	1,933
S-Oil Corp.	4,246	524
Samsung Electronics Co., Ltd.	224,656	9,408
Samsung Electronics Co., Ltd. (Preference)	30,750	1,049
Shinhan Financial Group Co., Ltd.	26,797	1,087
SK Hynix, Inc.	21,238	1,400
		20,085
Malaysia (4.3%)
Gamuda Bhd	623,700	507
Genting Malaysia Bhd	2,523,800	3,043
IHH Healthcare Bhd	1,419,100	1,787
Malayan Banking Bhd	999,001	2,363
Malaysia Airports Holdings Bhd	819,000	1,761
Sime Darby Plantation Bhd	1,370,600	1,755
Sime Darby Property Bhd	1,319,600	376
		11,592
Mexico (6.7%)
Alsea SAB de CV	558,662	1,897
America Movil SAB de CV, Class L ADR	162,933	2,617
Fomento Economico Mexicano SAB de CV ADR	42,544	4,211
Grupo Financiero Banorte SAB de CV Series O	718,085	5,195

Wal-Mart de Mexico SAB de CV	1,343,073	4,074
		17,994
Pakistan (0.4%)
United Bank Ltd.	769,000	954

Peru (0.9%)
Credicorp Ltd.	10,846	2,420

Philippines (2.3%)
Ayala Corp.	73,150	1,256
Ayala Land, Inc.	1,541,900	1,143
Metropolitan Bank & Trust Co.	1,065,301	1,321
SM Investments Corp.	149,724	2,505
		6,225
Poland (4.6%)
CCC SA	25,342	1,512
Jeronimo Martins SGPS SA	198,134	2,918
LPP SA	881	2,061
Powszechna Kasa Oszczednosci Bank Polski SA	285,499	3,322
Santander Bank Polska SA	25,468	2,595
		12,408
Russia (4.3%)
LUKOIL PJSC ADR	37,386	2,867
MMC Norilsk Nickel PJSC ADR	126,042	2,181
Sberbank of Russia PJSC ADR	267,447	3,391
X5 Retail Group N.V. GDR	80,955	1,830
Yandex N.V., Class A (a)	39,642	1,304
		11,573
South Africa (5.3%)
AVI Ltd.	268,681	2,019
Bidvest Group Ltd. (The) (c)	199,798	2,614
Capitec Bank Holdings Ltd. (c)	33,276	2,410
Clicks Group Ltd.	137,854	1,706
Imperial Holdings Ltd.	45,580	564
Nedbank Group Ltd.	14,019	262
Reunert Ltd.	364,147	1,957
Sanlam Ltd.	482,724	2,701
		14,233
Taiwan (8.0%)
ASE Technology Holding Co., Ltd. (a)	522,738	1,275
Cathay Financial Holding Co., Ltd.	271,000	466
CTBC Financial Holding Co. Ltd.	1,395,000	1,051
Hon Hai Precision Industry Co., Ltd. (a)	274,965	713
Largan Precision Co., Ltd.	10,000	1,191
MediaTek, Inc.	162,000	1,308
Nanya Technology Corp.	159,000	303
Nien Made Enterprise Co., Ltd.	34,000	266
President Chain Store Corp.	110,000	1,292
Taiwan Cement Corp.	293,000	394
Taiwan Semiconductor Manufacturing Co., Ltd.	1,467,000	12,612
Vanguard International Semiconductor Corp.	187,000	416
		21,287
Thailand (1.0%)
Bangkok Dusit Medical Services PCL (Foreign)	813,100	641

Central Pattana PCL (Foreign)	315,200	809
CP ALL PCL (Foreign)	387,300	826
PTT PCL (Foreign)	295,900	497
		2,773
Total Common Stocks (Cost $215,124)		254,616

Short-Term Investments (6.4%)
Securities held as Collateral on Loaned Securities (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,297)	4,297,007	4,297

Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $12,841)	12,840,582	12,841
Total Short-Term Investments (Cost $17,138)		17,138
Total Investments (101.4%) (Cost $232,262) Including $4,069 of Securities Loaned (e)(f)(g)		271,754
Liabilities in Excess of Other Assets (-1.4%)		(3,705)
Net Assets (100.0%)		$268,049

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $4,069,000 and $4,297,000, respectively. The Fund received cash collateral of approximately $4,297,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(f)

The approximate fair value and percentage of net assets, $2,773,000 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $53,630,000 and the aggregate gross unrealized depreciation is approximately $13,828,000, resulting in net unrealized appreciation of approximately $39,802,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	ZAR	150,296	$11,009	10/11/18	$394
State Street Bank and Trust Co.	HKD	328,349	$41,901	12/10/18	(84)
					$310

HKD          —  Hong Kong Dollar

ZAR            —  South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	58.9%
Banks	25.1
Internet Software & Services	9.5
Semiconductors & Semiconductor Equipment	6.5
Total Investments	100.0	%***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $310,000.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
France (6.5%)
L’Oreal SA	4,971	$1,199
Pernod Ricard SA	7,529	1,235
		2,434
Germany (4.5%)
SAP SE	13,598	1,673

Italy (1.0%)
Davide Campari-Milano SpA	46,093	393

Netherlands (2.4%)
Heineken N.V.	9,554	896

United Kingdom (24.1%)
British American Tobacco PLC	31,540	1,474
Experian PLC	32,918	845
Reckitt Benckiser Group PLC	37,362	3,417
RELX PLC (a)	21,047	442
RELX PLC	42,541	896
Unilever PLC	34,721	1,908
		8,982
United States (59.4%)
Abbott Laboratories	15,861	1,164
Accenture PLC, Class A	10,030	1,707
Altria Group, Inc.	12,834	774
Automatic Data Processing, Inc.	8,440	1,272
Baxter International, Inc.	13,667	1,054
Becton Dickinson & Co.	1,450	379
Church & Dwight Co., Inc.	6,709	398
Clorox Co. (The)	2,690	405
Coca-Cola Co. (The)	29,280	1,352
Danaher Corp.	11,068	1,203
Factset Research Systems, Inc.	2,299	514
Fidelity National Information Services, Inc.	7,127	777
Microsoft Corp.	24,232	2,771
Moody’s Corp.	2,714	454
NIKE, Inc., Class B	8,891	753
Philip Morris International, Inc.	19,295	1,573
Twenty-First Century Fox, Inc., Class A	27,959	1,295
Twenty-First Century Fox, Inc., Class B	23,324	1,069
Visa, Inc., Class A	12,355	1,854
Zoetis, Inc.	15,052	1,378
		22,146
Total Common Stocks (Cost $23,573)		36,524

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $698)	698,384	698

Total Investments (99.8%) (Cost $24,271) (c)(d)	37,222
Other Assets in Excess of Liabilities (0.2%)	59
Net Assets (100.0%)	$37,281

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,292,000 and the aggregate gross unrealized depreciation is approximately $341,000, resulting in net unrealized appreciation of approximately $12,951,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.1%
Software	11.9
Household Products	11.3
Beverages	10.4
Tobacco	10.3
Health Care Equipment & Supplies	10.2
Other*	10.2
Personal Products	8.3
Media	6.4
Professional Services	5.9
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Australia (7.6%)
APA Group	82,338	$594
Atlas Arteria Ltd.	212,043	1,070
Spark Infrastructure Group	444,008	719
Sydney Airport	241,265	1,202
Transurban Group	355,031	2,879
		6,464
Brazil (0.3%)
Energisa SA (Units) (a)	29,900	228

Canada (15.7%)
Canadian Pacific Railway Ltd.	6,210	1,313
Enbridge, Inc.	146,869	4,739
Hydro One Ltd.	159,068	2,419
Pembina Pipeline Corp.	61,350	2,085
TransCanada Corp. (b)	70,310	2,845
		13,401
China (1.2%)
China Everbright International Ltd. (c)	132,000	114
ENN Energy Holdings Ltd. (c)	110,000	955
		1,069
France (6.6%)
Aeroports de Paris (ADP)	3,190	718
Getlink	107,990	1,379
Vinci SA	37,320	3,554
		5,651
Germany (0.2%)
Fraport AG Frankfurt Airport Services Worldwide	2,400	212

India (1.1%)
Azure Power Global Ltd. (d)	58,054	939

Italy (2.3%)
Atlantia SpA	27,856	578
Infrastrutture Wireless Italiane SpA	50,760	376
Italgas SpA	73,357	398
Snam SpA	140,970	588
		1,940
Japan (0.8%)
East Japan Railway Co.	7,200	669

Mexico (6.4%)
Grupo Aeroportuario del Pacifico SAB de CV	54,417	595
Promotora y Operadora de Infraestructura SAB de CV	452,464	4,816
		5,411
Netherlands (1.4%)
Koninklijke Vopak N.V.	23,720	1,169

New Zealand (0.8%)
Auckland International Airport Ltd.	133,219	645

Spain (8.9%)
Aena SME SA	3,690	641
Atlantica Yield PLC	262,010	5,392
Ferrovial SA	60,151	1,248
Red Electrica Corp., SA	15,010	314
		7,595
United Kingdom (12.1%)
John Laing Group PLC	660,223	2,688
National Grid PLC	377,251	3,891
Pennon Group PLC	46,196	430
Severn Trent PLC	34,849	840
United Utilities Group PLC	265,969	2,441
		10,290
United States (33.5%)
American Tower Corp. REIT	31,730	4,610
American Water Works Co., Inc.	12,790	1,125
Atmos Energy Corp.	13,270	1,246
Cheniere Energy, Inc. (d)	20,710	1,439
Crown Castle International Corp. REIT	27,455	3,057
CSX Corp.	18,330	1,357
Edison International	27,900	1,888
Eversource Energy	18,929	1,163
Kinder Morgan, Inc.	174,813	3,100
NiSource, Inc.	19,663	490
PG&E Corp.	42,217	1,942
Sempra Energy	25,886	2,945
Targa Resources Corp.	19,000	1,070
Union Pacific Corp.	6,830	1,112
Williams Cos., Inc. (The)	72,766	1,979
		28,523
Total Common Stocks (Cost $74,529)		84,206

Short-Term Investments (1.1%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e)	85,352	85

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $11; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $11)	$11	11
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $10; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $10)	10	10
		21
Total Securities held as Collateral on Loaned Securities (Cost $106)		106

	Shares	Value (000)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $815)	814,922	815
Total Short-Term Investments (Cost $921)		921
Total Investments (100.0%) (Cost $75,450) Including $2,787 of Securities Loaned (f)(g)		85,127
Liabilities in Excess of Other Assets (0.0%) (h)		(24)
Net Assets (100.0%)		$85,103

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $2,787,000 and $2,945,000, respectively. The Fund received cash collateral of approximately $114,000, of which approximately $106,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $8,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $2,831,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,066,000 and the aggregate gross unrealized depreciation is approximately $2,389,000, resulting in net unrealized appreciation of approximately $9,677,000.

(h)	Amount is less than 0.05%.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	30.2%
Electricity Transmission & Distribution	14.8
Toll Roads	12.6
Communications	9.5
Diversified	8.8
Renewables	7.4
Water	5.8
Other**	5.7
Railroads	5.2
Total Investments	100.0%

*                 Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**          Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Australia (3.4%)
Dexus REIT	50,113	$383
Goodman Group REIT	55,217	413
GPT Group (The) REIT	66,986	252
Investa Office Fund REIT	13,424	54
Mirvac Group REIT	137,832	240
Scentre Group REIT	231,909	665
Stockland REIT	74,957	225
Vicinity Centres REIT	154,216	292
		2,524
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	24,989	111

Canada (1.8%)
Boardwalk REIT	2,244	87
Crombie Real Estate Investment Trust REIT	9,412	95
Extendicare, Inc.	2,937	18
First Capital Realty, Inc.	31,082	469
H&R Real Estate Investment Trust REIT	6,783	104
RioCan Real Estate Investment Trust REIT	28,206	539
SmartCentres Real Estate Investment Trust REIT	3,085	73
		1,385
China (0.9%)
China Overseas Land & Investment Ltd. (b)	76,000	238
China Resources Land Ltd. (b)	16,000	56
Country Garden Holdings Co., Ltd. (b)	162,000	204
Guangzhou R&F Properties Co., Ltd. H Shares (b)	49,200	90
Longfor Group Holdings Ltd. (b)	37,000	96
		684
Finland (0.3%)
Citycon Oyj	47,952	100
Kojamo Oyj (a)	13,438	147
		247
France (5.6%)
Carmila SA REIT	1,921	49
Covivio REIT	2,070	215
Gecina SA REIT	3,498	584
ICADE REIT	2,315	214
Klepierre SA REIT	40,370	1,431
Mercialys SA REIT	14,391	232
Unibail-Rodamco-Westfield REIT	7,338	1,476
		4,201
Germany (2.5%)
ADO Properties SA	812	49
Alstria Office AG REIT	7,728	115
Deutsche EuroShop AG	1,375	44
Deutsche Wohnen SE	10,000	480
LEG Immobilien AG	1,791	212

Vonovia SE	19,452	950
		1,850
Hong Kong (11.3%)
Champion REIT	289,000	202
CK Asset Holdings Ltd.	87,500	657
Henderson Land Development Co., Ltd.	33,666	169
Hongkong Land Holdings Ltd.	176,700	1,170
Hysan Development Co., Ltd.	101,921	515
Link REIT	161,664	1,591
New World Development Co., Ltd.	356,585	487
Sino Land Co., Ltd.	174,000	298
Sun Hung Kai Properties Ltd.	112,893	1,644
Swire Properties Ltd.	223,900	848
Wharf Holdings Ltd. (The)	119,816	326
Wharf Real Estate Investment Co., Ltd.	96,420	622
		8,529
Ireland (0.5%)
Green REIT PLC	147,232	258
Hibernia REIT PLC	73,132	121
		379
Italy (0.0%)
Beni Stabili SpA SIIQ REIT	33,126	29

Japan (9.4%)
Activia Properties, Inc. REIT	31	134
Advance Residence Investment Corp. REIT	74	189
GLP J-REIT	292	284
Hulic Co., Ltd.	26,500	260
Hulic REIT, Inc.	45	65
Invincible Investment Corp. REIT	430	180
Japan Hotel REIT Investment Corp.	174	127
Japan Real Estate Investment Corp. REIT	81	425
Japan Retail Fund Investment Corp. REIT	166	301
Kenedix Office Investment Corp. REIT	12	77
Mitsubishi Estate Co., Ltd.	78,600	1,336
Mitsui Fudosan Co., Ltd.	59,200	1,401
Mori Trust Sogo Reit, Inc.	58	83
Nippon Building Fund, Inc. REIT	109	630
Nippon Prologis, Inc. REIT	23	46
Nomura Real Estate Master Fund, Inc. REIT	267	365
Orix, Inc. J-REIT	58	91
Premier Investment Corp. REIT	99	104
Sumitomo Realty & Development Co., Ltd.	19,000	682
United Urban Investment Corp. REIT	199	312
		7,092
Malta (0.0%)
BGP Holdings PLC (c)(d)	5,886,464	7

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	9,529	349
NSI NV REIT	904	37
		386
Norway (0.4%)
Entra ASA	19,779	284

Norwegian Property ASA	35,401	47
		331
Singapore (1.0%)
APAC Realty Ltd.	105,300	42
Ascendas Real Estate Investment Trust REIT	49,700	96
CapitaLand Commercial Trust REIT	114,792	149
CapitaLand Mall Trust REIT	92,100	150
City Developments Ltd.	6,000	40
EC World Real Estate Investment Trust Unit REIT	8,700	4
Mapletree Logistics Trust REIT	70,800	64
Suntec Real Estate Investment Trust REIT	30,400	43
UOL Group Ltd.	24,774	125
		713
Spain (0.9%)
Inmobiliaria Colonial Socimi SA REIT	11,189	116
Merlin Properties Socimi SA REIT	38,130	517
		633
Sweden (0.7%)
Atrium Ljungberg AB, Class B	6,276	114
Castellum AB	6,344	114
Hufvudstaden AB, Class A	18,021	274
Kungsleden AB	3,831	28
		530
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	3,344	324

United Kingdom (5.4%)
British Land Co., PLC (The) REIT	123,929	996
Derwent London PLC REIT	15,490	577
Grainger PLC	9,609	38
Great Portland Estates PLC REIT	57,160	498
Hammerson PLC REIT	27,470	164
Intu Properties PLC REIT	38,326	77
Land Securities Group PLC REIT	91,738	1,056
LXB Retail Properties PLC (a)	137,376	22
Segro PLC REIT	6,770	56
Shaftesbury PLC REIT	10,200	120
St. Modwen Properties PLC	43,536	216
Urban & Civic PLC	60,990	242
		4,062
United States (54.0%)
Alexandria Real Estate Equities, Inc. REIT	3,990	502
American Campus Communities, Inc. REIT	8,740	360
American Homes 4 Rent, Class A REIT	35,896	786
Apartment Investment & Management Co., Class A REIT	7,450	329
AvalonBay Communities, Inc. REIT	11,175	2,024
Blackstone Mortgage Trust, Inc., Class A REIT	3,830	128
Boston Properties, Inc. REIT	20,970	2,581
Brandywine Realty Trust REIT	20,180	317
Brixmor Property Group, Inc. REIT	48,045	841
Brookfield Property REIT, Inc. REIT	5,816	122
Camden Property Trust REIT	8,544	799
Chesapeake Lodging Trust REIT	15,709	504
Columbia Property Trust, Inc. REIT	12,955	306
Corporate Office Properties Trust REIT	9,235	275

Cousins Properties, Inc. REIT	24,145	215
CubeSmart REIT	20,719	591
DiamondRock Hospitality Co. REIT	3,927	46
Digital Realty Trust, Inc. REIT	4,760	535
Douglas Emmett, Inc. REIT	2,175	82
Duke Realty Corp. REIT	12,931	367
Empire State Realty Trust, Inc., Class A REIT	9,590	159
Equity Residential REIT	19,403	1,286
Essex Property Trust, Inc. REIT	2,525	623
Extra Space Storage, Inc. REIT	3,980	345
Federal Realty Investment Trust REIT	631	80
Gaming and Leisure Properties, Inc. REIT	9,045	319
HCP, Inc. REIT	27,535	725
Healthcare Realty Trust, Inc. REIT	34,984	1,024
Healthcare Trust of America, Inc., Class A REIT	11,928	318
Host Hotels & Resorts, Inc. REIT	78,803	1,663
Hudson Pacific Properties, Inc. REIT	9,861	323
Invitation Homes, Inc. REIT	18,969	435
JBG SMITH Properties REIT	7,676	283
Kilroy Realty Corp. REIT	6,002	430
Kimco Realty Corp. REIT	18,237	305
Lexington Realty Trust REIT	4,001	33
Liberty Property Trust REIT	4,809	203
Life Storage, Inc. REIT	2,105	200
Macerich Co. (The) REIT	21,453	1,186
Mack-Cali Realty Corp. REIT	34,745	739
Mid-America Apartment Communities, Inc. REIT	6,620	663
Paramount Group, Inc. REIT	72,574	1,095
Pennsylvania Real Estate Investment Trust REIT	10,518	99
ProLogis, Inc. REIT	34,557	2,343
Public Storage REIT	4,506	909
QTS Realty Trust, Inc., Class A REIT	10,259	438
Regency Centers Corp. REIT	20,114	1,301
RLJ Lodging Trust REIT	47,485	1,046
Simon Property Group, Inc. REIT	27,250	4,816
SL Green Realty Corp. REIT	26,114	2,547
Tier REIT, Inc. REIT	9,350	225
UDR, Inc. REIT	8,143	329
Ventas, Inc. REIT	7,940	432
Vornado Realty Trust REIT	22,571	1,648
Welltower, Inc. REIT	5,014	322
		40,602
Total Common Stocks (Cost $59,419)		74,619

Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $404)	403,645	404
Total Investments (99.7%) (Cost $59,823) (f)(g)		75,023
Other Assets in Excess of Liabilities (0.3%)		205
Net Assets (100.0%)		$75,228

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2018, the Fund held a fair valued security valued at approximately $7,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2018.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,369,000 and the aggregate gross unrealized depreciation is approximately $1,169,000, resulting in net unrealized appreciation of approximately $15,200,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	27.3%
Retail	22.6
Office	19.6
Residential	13.7
Other*	11.8
Industrial	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (55.8%)
Agency Adjustable Rate Mortgages (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.47%, 7/1/45 (Cost $70)	$69	$68

Agency Fixed Rate Mortgages (2.6%)
United States (2.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45 – 6/1/45	429	423
October TBA:
3.50%, 10/1/48 (a)	600	591
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 6/1/30	104	102
4.00%, 11/1/41 – 1/1/46	436	442
4.50%, 3/1/41 – 11/1/44	240	250
5.00%, 1/1/41 – 3/1/41	93	99
6.00%, 1/1/38	16	18
6.50%, 8/1/38	4	4
October TBA:
3.00%, 10/1/48 (a)	220	210
3.50%, 10/1/48 (a)	386	380
4.00%, 10/1/48 (a)	350	353
4.50%, 10/1/48 (a)	100	103
Government National Mortgage Association,
Various Pool:
4.00%, 7/15/44	57	59
Total Agency Fixed Rate Mortgages (Cost $3,108)		3,034

Asset-Backed Securities (0.4%)
United States (0.4%)
Louisiana Public Facilities Authority
0.00%, 4/26/27 (b)	42	42
New Century Home Equity Loan Trust
1 Month USD LIBOR + 1.35%, 3.57%, 3/25/33 (b)	73	73
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 3.14%, 7/25/25 (b)	39	39
NovaStar Mortgage Funding Trust
1 Month USD LIBOR + 1.58%, 3.79%, 12/25/34 (b)	75	76
Renaissance Home Equity Loan Trust
1 Month USD LIBOR + 0.76%, 2.98%, 12/25/32 (b)	85	84
United Auto Credit Securitization Trust
4.26%, 5/10/23 (c)	100	100
Total Asset-Backed Securities (Cost $412)		414

Commercial Mortgage-Backed Securities (0.7%)
United States (0.7%)
COMM Mortgage Trust,
3.28%, 1/10/46	45	44
3.96%, 3/10/47	144	147
4.89%, 7/15/47 (b)(c)	100	93
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)	77	80

UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		40	40
WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 5.30%, 11/15/29 (b)(c)		137	137
WFRBS Commercial Mortgage Trust,
4.14%, 10/15/57 (b)(c)		144	128
5.20%, 9/15/46 (b)(c)		140	132
Total Commercial Mortgage-Backed Securities (Cost $802)			801

Corporate Bonds (13.6%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	122
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		$85	90
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		50	50
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		70	69
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		150	150
			481
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26		100	97

Canada (0.7%)
Goldcorp, Inc.,
3.70%, 3/15/23		73	72
Province of Alberta Canada,
1.75%, 8/26/20		260	254
Province of British Columbia Canada,
2.00%, 10/23/22		260	248
Royal Bank of Canada,
2.75%, 2/1/22		250	245
			819
Chile (0.2%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		200	196

China (0.3%)
Baidu, Inc.,
2.88%, 7/6/22		200	193
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	199
			392
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		230	246

France (1.0%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	191
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	200	237
BNP Paribas SA,

3.80%, 1/10/24 (c)		$200	196
5.00%, 1/15/21	85		88
BPCE SA,
5.15%, 7/21/24 (c)	200		204
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	100	121
TOTAL SA,
3.88%, 5/18/22 (d)	100		126
			1,163
Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$200	199
BMW US Capital LLC,
2.15%, 4/6/20 (c)	200		197
Deutsche Bank AG,
2.70%, 7/13/20	225		220
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		143
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	100	132
Siemens Financieringsmaatschappij N.V.,
2.15%, 5/27/20 (c)		$250	247
			1,138
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	200		185

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	120		113

Italy (0.2%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	100	118
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)		$100	103
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	48
			269
Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		$200	199

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	200		196

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	100	121
Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	51
Series G
3.75%, 11/9/20	EUR	50	62

ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	211
			445
Spain (0.4%)
Banco Santander SA,
5.18%, 11/19/25	200		201
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	200	247
			448
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$250	247

Switzerland (0.4%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)	50		51
Credit Suisse AG,
0.63%, 11/20/18	EUR	200	232
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)		$200	196
			479
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)	200		199

United Kingdom (1.5%)
BP Capital Markets PLC,
2.50%, 11/6/22	100		97
Heathrow Funding Ltd.,
4.88%, 7/15/23 (c)	100		104
HSBC Holdings PLC,
4.25%, 3/14/24	200		199
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	254
Lloyds Banking Group PLC,
4.55%, 8/16/28		$200	198
Nationwide Building Society,
3.77%, 3/8/24 (c)	200		195
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	143
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$200	194
Standard Chartered PLC,
2.10%, 8/19/19 (c)	225		223
Vodafone Group PLC,
4.38%, 5/30/28	125		123
			1,730
United States (5.7%)
Abbott Laboratories,
3.40%, 11/30/23	50		50
Air Lease Corp.,
2.13%, 1/15/20	150		148
Amazon.com, Inc.,
2.80%, 8/22/24	150		145
American Express Credit Corp.,

MTN
2.20%, 3/3/20	125	124
3.30%, 5/3/27	125	120
American International Group, Inc.,
4.88%, 6/1/22	50	52
Apple, Inc.,
2.50%, 2/9/22	200	196
AT&T, Inc.,
4.25%, 3/1/27	100	99
4.50%, 3/9/48	45	39
5.15%, 2/15/50 (c)	50	48
AvalonBay Communities, Inc.,
Series G
2.95%, 9/15/22	50	49
Bank of America Corp.,
4.24%, 4/24/38	100	98
MTN
4.00%, 1/22/25	175	173
Capital One NA,
1.85%, 9/13/19	250	247
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	25	25
6.48%, 10/23/45	50	54
Citigroup, Inc.,
5.50%, 9/13/25	75	80
8.13%, 7/15/39	75	109
Coca-Cola Co. (The),
3.20%, 11/1/23	100	99
CVS Health Corp.,
3.70%, 3/9/23	200	199
Discover Bank,
3.10%, 6/4/20	255	254
Dollar Tree, Inc.,
3.70%, 5/15/23	75	74
Duke Energy Corp.,
1.80%, 9/1/21	100	96
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	200	205
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	200	198
General Motors Financial Co., Inc.,
2.35%, 10/4/19	75	75
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	80	79
6.75%, 10/1/37	125	151
Halfmoon Parent, Inc.,
3.75%, 7/15/23 (c)	100	100
Home Depot, Inc. (The),
5.88%, 12/16/36	50	61
HSBC USA, Inc.,
3.50%, 6/23/24	100	98
JPMorgan Chase & Co.,
2.25%, 1/23/20	200	198
3.78%, 2/1/28	100	97
Keurig Dr Pepper, Inc.,
4.06%, 5/25/23 (c)	125	125
Lockheed Martin Corp.,
3.55%, 1/15/26	100	99

McDonald’s Corp.,
MTN
3.38%, 5/26/25		100	98
Medtronic, Inc.,
3.63%, 3/15/24		100	101
Merck & Co., Inc.,
2.80%, 5/18/23		100	98
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)		200	196
Microsoft Corp.,
1.55%, 8/8/21		200	192
NBC Universal Media LLC,
4.38%, 4/1/21		130	133
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27		125	120
Oracle Corp.,
3.40%, 7/8/24		75	74
PepsiCo, Inc.,
3.60%, 3/1/24		100	101
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	116
Rockwell Collins, Inc.,
1.95%, 7/15/19		$100	99
salesforce.com, Inc.,
3.25%, 4/11/23		100	99
Starbucks Corp.,
3.80%, 8/15/25		150	149
Synchrony Bank,
3.65%, 5/24/21		250	248
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26		100	93
Union Pacific Corp.,
3.95%, 9/10/28		50	50
UnitedHealth Group, Inc.,
2.88%, 3/15/23		100	98
Verizon Communications, Inc.,
4.67%, 3/15/55		82	77
Visa, Inc.,
3.15%, 12/14/25		75	73
Walmart, Inc.,
2.55%, 4/11/23		50	49
Wells Fargo & Co.,
3.00%, 10/23/26		325	302
			6,630
Total Corporate Bonds (Cost $15,938)			15,672

Mortgages - Other (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 7/25/46		199	190
3.50%, 5/25/45 – 7/25/46		254	248
4.00%, 5/25/45		23	23
Total Mortgages - Other (Cost $481)			461

Sovereign (28.6%)
Argentina (2.5%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		949	753
6.25%, 4/22/19		2,185	2,194
			2,947

Australia (0.9%)
Australia Government Bond,
2.75%, 11/21/27	AUD	1,410	1,027

Austria (0.5%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	460	566

Belgium (1.0%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/27 (c)		960	1,124

Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)		$200	209

Brazil (2.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	12,101	3,030

Canada (1.2%)
Canadian Government Bond,
1.00%, 6/1/27	CAD	530	365
1.50%, 6/1/26		1,360	986
			1,351
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	158
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$200	197
			355
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	670	105

France (1.4%)
French Republic Government Bond OAT,
0.75%, 5/25/28	EUR	220	256
1.00%, 5/25/27		460	552
1.75%, 5/25/23		450	565
3.25%, 5/25/45		160	254
			1,627
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe,
4.25%, 7/4/39		320	609
4.75%, 7/4/34		90	167
			776
Greece (2.1%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		2,171	2,444

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23		$130	141

Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24		200	215

Italy (1.6%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	590	668
2.20%, 6/1/27		250	274
3.75%, 9/1/24		560	690
5.00%, 9/1/40		130	181
			1,813
Japan (6.2%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	119,000	1,052
0.50%, 9/20/24		169,000	1,534
1.10%, 6/20/21		226,000	2,054
Japan Government Thirty Year Bond,
0.30%, 6/20/46		58,000	443
1.70%, 6/20/33		99,000	1,035
2.00%, 9/20/40		95,000	1,054
			7,172
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	600	145

Mexico (0.4%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	3,000	142
7.50%, 6/3/27		5,000	260
Petroleos Mexicanos,
4.88%, 1/18/24		$120	120
			522
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	410	477

New Zealand (0.5%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	800	549

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	730	92

Poland (0.5%)
Republic of Poland Government Bond,
2.25%, 4/25/22	PLN	1,900	517
4.00%, 10/25/23		330	96
			613

Portugal (1.7%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (c)	EUR	655	833
3.88%, 2/15/30 (c)		190	259
4.13%, 4/14/27 (c)		602	831
			1,923
Russia (0.1%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	5,250	77

Spain (1.5%)
Spain Government Bond,
0.35%, 7/30/23	EUR	710	818
0.40%, 4/30/22		330	386
1.95%, 7/30/30 (c)		240	286
4.40%, 10/31/23 (c)		210	290
			1,780
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	470	55

United Kingdom (1.7%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	390	499
1.50%, 1/22/21		180	238
3.50%, 1/22/45		420	723
4.25%, 6/7/32 – 9/7/39		260	462
			1,922
Total Sovereign (Cost $33,431)			33,057

U.S. Treasury Securities (9.4%)
United States (9.4%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$370	324
3.13%, 5/15/48		560	553
3.50%, 2/15/39		800	843
U.S. Treasury Notes,
0.50%, 1/15/28		8,655	8,309
2.25%, 2/15/27		940	885
Total U.S. Treasury Securities (Cost $11,106)			10,914
Total Fixed Income Securities (Cost $65,348)			64,421

	Shares	Value (000)
Common Stocks (32.9%)
Australia (0.8%)
AGL Energy Ltd.	533	7
Alumina Ltd.	5,569	11
Amcor Ltd.	1,645	16
AMP Ltd.	4,271	10
ASX Ltd.	294	14
Australia & New Zealand Banking Group Ltd.	4,329	88
BHP Billiton Ltd.	3,478	87

Brambles Ltd.	1,848	15
CIMIC Group Ltd.	244	9
Coca-Cola Amatil Ltd.	317	2
Commonwealth Bank of Australia	1,558	80
CSL Ltd.	594	86
Fortescue Metals Group Ltd.	1,713	5
GPT Group (The) REIT	4,585	17
Incitec Pivot Ltd.	2,655	8
Insurance Australia Group Ltd.	2,989	16
Macquarie Group Ltd.	427	39
National Australia Bank Ltd.	3,320	67
Newcrest Mining Ltd.	776	11
OneMarket Ltd. (e)	137	—	@
Orica Ltd.	644	8
Origin Energy Ltd. (e)	1,422	8
Orora Ltd.	1,645	4
QBE Insurance Group Ltd.	2,313	19
Rio Tinto Ltd.	468	27
Santos Ltd.	1,191	6
Scentre Group REIT	6,017	17
Shopping Centres Australasia Property Group REIT	306	1
South32 Ltd.	7,996	22
South32 Ltd.	3,478	10
St. Barbara Ltd.	31	—	@
Star Entertainment Grp Ltd. (The)	218	1
Stockland REIT	6,034	18
Suncorp Group Ltd.	1,750	18
Sydney Airport	452	2
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	4,317	10
Transurban Group	2,014	16
Treasury Wine Estates Ltd.	964	12
Wesfarmers Ltd.	1,163	42
Westpac Banking Corp.	3,149	64
Woodside Petroleum Ltd.	670	19
Woolworths Group Ltd.	1,372	28
		941
Austria (0.1%)
BUWOG AG (e)	28	1
Erste Group Bank AG (e)	360	15
IMMOFINANZ AG (e)	56	1
Raiffeisen Bank International AG	3,781	109
Verbund AG	75	4
voestalpine AG	158	7
		137
Belgium (0.1%)
Ageas	219	12
Anheuser-Busch InBev SA N.V.	525	46
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	12
KBC Group N.V.	126	9
Solvay SA	57	8
Umicore SA	254	14
		105
Canada (1.0%)
Agnico Eagle Mines Ltd.	200	7

Bank of Montreal	597	49
Bank of Nova Scotia (The)	792	47
Barrick Gold Corp.	17,060	189
Barrick Gold Corp.	757	8
BCE, Inc.	700	28
Blackberry Ltd. (e)	476	5
Brookfield Asset Management, Inc., Class A	709	32
Brookfield Business Partners LP	20	1
Cameco Corp.	476	5
Canadian Imperial Bank of Commerce	558	52
Canadian National Railway Co.	662	59
Canadian Natural Resources Ltd.	662	22
Canadian Pacific Railway Ltd.	200	42
Cenovus Energy, Inc.	662	7
Crescent Point Energy Corp.	286	2
Eldorado Gold Corp. (e)	471	—	@
Enbridge, Inc.	757	24
Enbridge, Inc.	438	14
Encana Corp.	662	9
Goldcorp, Inc.	662	7
Imperial Oil Ltd.	95	3
Kinross Gold Corp. (e)	852	2
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	571	30
Manulife Financial Corp.	2,081	37
National Bank of Canada	451	23
Nutrien Ltd.	629	36
Obsidian Energy Ltd. (e)	500	1
Power Corp. of Canada	571	12
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	381	20
Royal Bank of Canada	1,123	90
Sun Life Financial, Inc.	567	23
Suncor Energy, Inc.	1,233	48
Teck Resources Ltd., Class B	476	12
Thomson Reuters Corp.	400	18
Toronto-Dominion Bank (The)	1,574	96
TransCanada Corp.	471	19
Wheaton Precious Metals Corp.	381	7
Yamana Gold, Inc.	757	2
		1,095
China (0.0%)
Yum China Holdings, Inc.	356	13

Denmark (0.3%)
AP Moller - Maersk A/S Series A	6	8
AP Moller - Maersk A/S Series B	11	15
Danske Bank A/S	904	24
DSV A/S	435	40
Novo Nordisk A/S Series B	4,719	222
Novozymes A/S Series B	383	21
Vestas Wind Systems A/S	448	30
		360
Finland (0.1%)
Elisa Oyj	163	7
Fortum Oyj	382	10
Kone Oyj, Class B	343	18
Metso Oyj	120	4

Nokia Oyj	3,329	18
Nokian Renkaat Oyj	141	6
Sampo Oyj, Class A	355	18
Stora Enso Oyj, Class R	588	11
UPM-Kymmene Oyj	325	13
Valmet Oyj	120	3
Wartsila Oyj Abp	513	10
		118
France (0.9%)
Aeroports de Paris (ADP)	32	7
Air Liquide SA	333	44
Airbus SE	396	50
Alstom SA	238	11
ArcelorMittal	262	8
AXA SA	1,795	48
BNP Paribas SA	1,372	84
Bouygues SA	208	9
Capgemini SE	195	25
Carrefour SA	436	8
CGG SA (e)	5	—	@
Cie de Saint-Gobain	408	18
Cie Generale des Etablissements Michelin SCA	214	26
Covivio REIT	31	3
Credit Agricole SA	1,691	24
Danone SA	432	33
Electricite de France SA	328	6
Engie SA	1,158	17
Essilor International Cie Generale d’Optique SA	178	26
Gecina SA REIT	22	4
Getlink	557	7
Hermes International	23	15
Klepierre SA REIT	187	7
L’Oreal SA	246	59
Legrand SA	114	8
LVMH Moet Hennessy Louis Vuitton SE	185	65
Orange SA	1,686	27
Pernod Ricard SA	206	34
Peugeot SA	226	6
Publicis Groupe SA	183	11
Renault SA	194	17
Safran SA	147	21
Sanofi	455	40
Schneider Electric SE	459	37
SES SA	360	8
Societe Generale SA	1,012	43
Sodexo SA	160	17
Thales SA	92	13
TOTAL SA	1,305	85
Unibail-Rodamco-Westfield REIT	52	10
Unibail-Rodamco-Westfield REIT CDI (e)	1,000	10
Vallourec SA (e)	98	1
Veolia Environnement SA	344	7
Vinci SA	487	46
Vivendi SA	1,030	27
		1,072
Germany (0.6%)
Adidas AG	126	31
Allianz SE (Registered)	284	63

BASF SE	417	37
Bayer AG (Registered)	471	42
Bayerische Motoren Werke AG	254	23
CECONOMY AG	125	1
Commerzbank AG (e)	204	2
Continental AG	60	10
Daimler AG (Registered)	486	31
Deutsche Bank AG (Registered)	628	7
Deutsche Boerse AG	110	15
Deutsche Lufthansa AG (Registered)	129	3
Deutsche Post AG (Registered)	433	15
Deutsche Telekom AG (Registered)	1,535	25
E.ON SE	1,058	11
Fraport AG Frankfurt Airport Services Worldwide	25	2
Fresenius Medical Care AG & Co., KGaA	133	14
Fresenius SE & Co., KGaA	290	21
HeidelbergCement AG	44	3
Henkel AG & Co., KGaA	114	12
Henkel AG & Co., KGaA (Preference)	211	25
Infineon Technologies AG	911	21
K+S AG (Registered)	63	1
LANXESS AG	38	3
Linde AG	109	26
Merck KGaA	138	14
METRO AG	125	2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	32
OSRAM Licht AG	40	2
Porsche Automobil Holding SE (Preference)	188	13
QIAGEN N.V. (e)	321	12
RWE AG	346	9
Salzgitter AG	52	3
SAP SE	563	69
Siemens AG (Registered)	408	52
thyssenKrupp AG	146	4
Uniper SE	105	3
Volkswagen AG	26	4
Volkswagen AG (Preference)	108	19
		682
Hong Kong (0.2%)
Bank of East Asia Ltd. (The)	1,892	7
BOC Hong Kong Holdings Ltd.	3,050	15
CK Asset Holdings Ltd.	2,052	15
CK Hutchison Holdings Ltd.	2,052	24
CLP Holdings Ltd.	1,200	14
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd. (e)	4,000	—	@
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	18,000	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	2,000	4
Hang Seng Bank Ltd.	914	25
Henderson Land Development Co., Ltd.	1,955	10
Hong Kong & China Gas Co., Ltd.	5,005	10
Hong Kong Exchanges & Clearing Ltd.	779	22
I-CABLE Communications Ltd. (e)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,000	3
Li & Fung Ltd.	4,000	1
Link REIT	1,254	12

MTR Corp., Ltd.	1,469	8
New World Development Co., Ltd.	4,135	6
Power Assets Holdings Ltd.	1,000	7
Sands China Ltd.	1,600	7
Sino Land Co., Ltd.	2,579	4
Sun Hung Kai Properties Ltd.	2,530	37
Swire Pacific Ltd., Class A	1,000	11
Swire Properties Ltd.	350	1
Wharf Holdings Ltd. (The)	1,400	4
Wharf Real Estate Investment Co., Ltd.	1,400	9
Wynn Macau Ltd.	1,200	3
		263
Ireland (0.0%)
AIB Group PLC	121	1
Bank of Ireland Group PLC	144	1
CRH PLC	488	16
		18
Israel (0.0%)
Bank Hapoalim BM	159	1
Bank Leumi Le-Israel BM	215	2
Mizrahi Tefahot Bank Ltd.	21	—	@
		3
Italy (0.2%)
Assicurazioni Generali SpA	766	13
Atlantia SpA	203	4
Banco BPM SpA (e)	215	1
CNH Industrial N.V.	456	6
Enel SpA	4,573	23
Eni SpA	1,280	24
EXOR N.V.	55	4
Ferrari N.V.	61	8
Fiat Chrysler Automobiles N.V. (e)	607	11
Intesa Sanpaolo SpA	9,295	24
Italgas SpA	197	1
Leonardo SpA	351	4
Luxottica Group SpA	69	5
Mediobanca Banca di Credito Finanziario SpA	541	5
Prysmian SpA	116	3
Rizzoli Corriere Della Sera Mediagroup SpA (e)	41	—	@
Saipem SpA (e)	15	—	@
Snam SpA	989	4
Telecom Italia SpA	2,252	1
Telecom Italia SpA (e)	5,340	3
Tenaris SA	277	5
Terna Rete Elettrica Nazionale SpA	922	5
UniCredit SpA	1,064	16
Unione di Banche Italiane SpA	471	2
		172
Japan (0.0%)
Aozora Bank Ltd.	18	1
Bank of Kyoto Ltd. (The)	8	—	@
Chiba Bank Ltd. (The)	90	1
Concordia Financial Group Ltd.	163	1
Fukuoka Financial Group, Inc.	22	1
Japan Post Bank Co., Ltd.	60	1

Mebuki Financial Group, Inc.	123	—	@
Mizuho Financial Group, Inc.	4,534	8
Resona Holdings, Inc.	311	2
Seven Bank Ltd.	89	—	@
Shinsei Bank Ltd.	25	—	@
Shizuoka Bank Ltd. (The)	67	1
Sumitomo Mitsui Financial Group, Inc.	253	10
Sumitomo Mitsui Trust Holdings, Inc.	49	2
Suruga Bank Ltd.	24	—	@
Yamaguchi Financial Group, Inc.	29	—	@
		28
Netherlands (0.3%)
ABN AMRO Group N.V. CVA	63	2
Akzo Nobel N.V.	228	21
ASML Holding N.V.	299	56
Coca-Cola European Partners PLC	129	6
Fugro N.V. CVA (e)	56	1
Heineken N.V.	360	34
ING Groep N.V.	4,047	52
Koninklijke Ahold Delhaize N.V.	882	20
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V.	1,098	50
Koninklijke Vopak N.V.	68	3
PostNL N.V.	385	1
Unilever N.V. CVA	1,146	64
		313
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	8
Contact Energy Ltd.	1,252	5
Fletcher Building Ltd. (e)	1,181	5
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	5
Ryman Healthcare Ltd.	661	6
Spark New Zealand Ltd.	3,134	8
		40
Norway (0.2%)
Akastor ASA (e)	246	1
Aker Solutions ASA (e)	246	2
DNB ASA	2,457	52
Equinor ASA	2,284	64
Kvaerner ASA (e)	246	1
Norsk Hydro ASA	1,778	11
Orkla ASA	1,208	10
REC Silicon ASA (e)	1,171	—	@
Subsea 7 SA	420	6
Telenor ASA	995	19
Yara International ASA	352	17
		183
Poland (0.6%)
Alior Bank SA (e)	1,598	27
Bank Handlowy w Warszawie SA	541	11
Bank Millennium SA (e)	9,093	23
Bank Polska Kasa Opieki SA	7,521	217
Jeronimo Martins SGPS SA	241	4
mBank SA	205	25

Powszechna Kasa Oszczednosci Bank Polski SA	26,408	307
Santander Bank Polska SA	681	69
		683
Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	9
Galp Energia SGPS SA	247	5
Pharol SGPS SA (Registered) (e)	610	—	@
		14
Singapore (0.0%)
DBS Group Holdings Ltd.	338	6
Oversea-Chinese Banking Corp., Ltd.	467	4
United Overseas Bank Ltd.	252	5
		15
South Africa (0.0%)
Old Mutual Ltd.	7,755	16

Spain (0.2%)
ACS Actividades de Construccion y Servicios SA	193	8
Amadeus IT Group SA	176	16
Banco Bilbao Vizcaya Argentaria SA	4,853	31
Banco de Sabadell SA	5,200	8
Banco Santander SA	9,448	48
Bankia SA	183	1
Bankinter SA	100	1
CaixaBank SA	1,357	6
Distribuidora Internacional de Alimentacion SA	556	1
Enagas SA	211	6
Ferrovial SA	309	7
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	20
Industria de Diseno Textil SA	824	25
International Consolidated Airlines Group SA	1,054	9
Naturgy Energy Group SA	192	5
Red Electrica Corp., SA	338	7
Repsol SA	870	17
Telefonica SA	2,506	20
		242
Sweden (0.5%)
Alfa Laval AB	438	12
Assa Abloy AB, Class B	1,501	30
Atlas Copco AB, Class A	995	29
Atlas Copco AB, Class B	580	15
Boliden AB	402	11
Electrolux AB, Class B	355	8
Epiroc AB, Class A (e)	995	11
Epiroc AB, Class B (e)	580	6
Essity AB, Class B	909	23
Getinge AB, Class B	336	4
Hennes & Mauritz AB, Class B	1,377	25
Hexagon AB, Class B	382	22
Husqvarna AB, Class B	620	5
ICA Gruppen AB	117	4
Industrivarden AB, Class C	251	6
Investor AB, Class B	687	32

Kinnevik AB, Class B	355	11
L E Lundbergforetagen AB, Class B	130	4
Lundin Petroleum AB	277	11
Millicom International Cellular SA SDR	99	6
Modern Times Group MTG AB, Class B	17	1
Nordea Bank AB	5,053	55
Sandvik AB	1,652	29
Securitas AB, Class B	462	8
Skandinaviska Enskilda Banken AB, Class A	2,499	28
Skanska AB, Class B	502	10
SKF AB, Class B	564	11
Svenska Handelsbanken AB, Class A	2,456	31
Swedbank AB, Class A	1,469	36
Swedish Match AB	267	14
Tele2 AB, Class B	531	6
Telefonaktiebolaget LM Ericsson, Class B	4,652	41
Telia Co., AB	3,830	18
Volvo AB, Class B	2,307	41
		604
Switzerland (1.6%)
ABB Ltd. (Registered)	4,119	97
Adecco Group AG (Registered)	386	20
Baloise Holding AG (Registered)	148	23
Cie Financiere Richemont SA (Registered)	785	64
Credit Suisse Group AG (Registered) (e)	2,026	30
GAM Holding AG (e)	512	4
Geberit AG (Registered)	123	57
Givaudan SA (Registered)	20	49
Idorsia Ltd. (e)	397	10
Julius Baer Group Ltd. (e)	393	20
Kuehne & Nagel International AG (Registered)	116	18
LafargeHolcim Ltd. (Registered) (e)	381	19
LafargeHolcim Ltd. (Registered) (e)	158	8
Lonza Group AG (Registered) (e)	185	63
Nestle SA (Registered)	4,714	393
Novartis AG (Registered)	1,813	156
Roche Holding AG (Genusschein)	1,686	408
Schindler Holding AG	131	33
SGS SA (Registered)	19	50
Sonova Holding AG (Registered)	194	39
Swatch Group AG (The)	52	21
Swiss Life Holding AG (Registered) (e)	60	23
Swiss Re AG	219	20
UBS Group AG (Registered) (e)	6,142	97
Zurich Insurance Group AG	305	96
		1,818
United Kingdom (3.3%)
3i Group PLC	1,410	17
Admiral Group PLC	293	8
Anglo American PLC	1,963	44
Antofagasta PLC	584	7
Ashtead Group PLC	732	23
Associated British Foods PLC	519	16
AstraZeneca PLC	1,844	143
Auto Trader Group PLC	1,450	8
Aviva PLC	5,940	38
Babcock International Group PLC	365	3
BAE Systems PLC	4,625	38

Barclays PLC	28,313	63
Barratt Developments PLC	1,456	11
Berkeley Group Holdings PLC	188	9
BHP Billiton PLC	3,120	68
BP PLC	28,818	221
British American Tobacco PLC	3,329	156
British Land Co., PLC (The) REIT	1,427	11
BT Group PLC	12,370	36
Bunzl PLC	492	15
Burberry Group PLC	641	17
Capita PLC	965	2
Carnival PLC	288	18
Centrica PLC	8,029	16
Cobham PLC (e)	3,531	5
Coca-Cola HBC AG (e)	268	9
Compass Group PLC	2,312	51
ConvaTec Group PLC	2,025	6
Croda International PLC	191	13
CYBG PLC CDI	888	4
DCC PLC	131	12
Diageo PLC	3,676	130
Direct Line Insurance Group PLC	2,003	8
Dixons Carphone PLC	1,421	3
easyJet PLC	228	4
Experian PLC	1,378	35
Ferguson PLC	359	30
Fresnillo PLC	328	4
G4S PLC	2,285	7
GlaxoSmithKline PLC	7,136	143
Glencore PLC (e)	18,008	78
Hammerson PLC REIT	1,156	7
Hargreaves Lansdown PLC	382	11
Hikma Pharmaceuticals PLC	207	5
HSBC Holdings PLC	33,328	291
IMI PLC	402	6
Imperial Brands PLC	1,393	49
Inmarsat PLC	670	4
InterContinental Hotels Group PLC	266	17
Intertek Group PLC	239	16
Intu Properties PLC REIT	1,283	3
Investec PLC	978	7
ITV PLC	5,165	11
J Sainsbury PLC	2,477	10
Johnson Matthey PLC	280	13
Kingfisher PLC	3,237	11
Land Securities Group PLC REIT	1,087	13
Legal & General Group PLC	8,640	30
Lloyds Banking Group PLC	119,042	92
London Stock Exchange Group PLC	458	27
Marks & Spencer Group PLC	2,357	9
Mediclinic International PLC	539	3
Meggitt PLC	1,147	8
Melrose Industries PLC	5,586	15
Merlin Entertainments PLC	1,053	6
Micro Focus International PLC	640	12
Micro Focus International PLC ADR	264	5
Mondi PLC	539	15
National Grid PLC	4,985	51
Next PLC	211	15
Paragon Offshore PLC (e)(g)	67	—
Pearson PLC	1,229	14

Persimmon PLC	445	14
Provident Financial PLC (e)	223	2
Prudential PLC	3,801	87
Quilter PLC	2,423	4
Randgold Resources Ltd.	137	10
Reckitt Benckiser Group PLC	991	91
RELX PLC	1,572	33
Rio Tinto PLC	1,807	91
Rolls-Royce Holdings PLC (e)	2,446	31
Royal Bank of Scotland Group PLC	5,909	19
Royal Dutch Shell PLC, Class A	6,501	223
Royal Dutch Shell PLC, Class B	5,529	194
Royal Mail PLC	1,303	8
RSA Insurance Group PLC	1,504	11
Sage Group PLC (The)	1,596	12
Schroders PLC	184	7
Segro PLC REIT	1,452	12
Severn Trent PLC	340	8
Shire PLC	1,329	80
Shire PLC ADR	380	69
Sky PLC	1,493	34
Smith & Nephew PLC	1,293	24
Smiths Group PLC	585	11
SSE PLC	1,462	22
St. James’s Place PLC	772	12
Standard Chartered PLC	5,283	44
Standard Life Aberdeen PLC	3,937	16
Tate & Lyle PLC	677	6
Taylor Wimpey PLC	4,728	11
Tesco PLC	11,995	38
Travis Perkins PLC	367	5
TUI AG	641	12
Unilever PLC	1,872	103
United Utilities Group PLC	990	9
Vodafone Group PLC	38,631	83
Weir Group PLC (The)	326	8
Whitbread PLC	266	16
Wm Morrison Supermarkets PLC	3,214	11
WPP PLC	1,889	28
		3,805
United States (21.9%)
3M Co.	1,055	222
Abbott Laboratories	1,563	115
AbbVie, Inc.	1,181	112
Accenture PLC, Class A	929	158
Adient PLC	38	1
Adobe Systems, Inc. (e)	332	90
AdvanSix, Inc. (e)	142	5
AES Corp.	292	4
Aetna, Inc.	305	62
Agilent Technologies, Inc.	226	16
Alexion Pharmaceuticals, Inc. (e)	234	33
Allergan PLC	220	42
Alphabet, Inc., Class A (e)	349	421
Alphabet, Inc., Class C (e)	338	403
Altria Group, Inc.	2,013	121
Amazon.com, Inc. (e)	343	687
Ameren Corp.	210	13
American Electric Power Co., Inc.	341	24

American Express Co.	3,905	416
American International Group, Inc.	2,051	109
American Tower Corp. REIT	375	54
Ameriprise Financial, Inc.	224	33
AmerisourceBergen Corp.	270	25
Amgen, Inc.	936	194
Amphenol Corp., Class A	327	31
Anadarko Petroleum Corp.	925	62
Analog Devices, Inc.	168	16
Annaly Capital Management, Inc. REIT	380	4
Anthem, Inc.	346	95
Apache Corp.	242	12
Apple, Inc.	5,279	1,192
AT&T, Inc.	5,438	183
Automatic Data Processing, Inc.	334	50
Avanos Medical, Inc. (e)	334	23
Avery Dennison Corp.	290	31
Baker Hughes a GE Co.	367	12
Bank of America Corp.	13,464	397
Bank of New York Mellon Corp. (The)	416	21
Baxter International, Inc.	989	76
BB&T Corp.	525	25
Becton Dickinson & Co.	377	98
Bed Bath & Beyond, Inc.	312	5
Berkshire Hathaway, Inc., Class B (e)	911	195
Biogen, Inc. (e)	344	122
BlackRock, Inc.	305	144
Boeing Co. (The)	905	337
Booking Holdings, Inc. (e)	53	105
Boston Properties, Inc. REIT	175	22
Boston Scientific Corp. (e)	357	14
Bristol-Myers Squibb Co.	2,388	148
Broadcom, Inc.	7	2
Brookfield Property Partners LP (e)	138	3
Brookfield Property Partners LP	40	1
California Resources Corp. (e)	123	6
Capital One Financial Corp.	6,368	604
Cardinal Health, Inc.	182	10
Carnival Corp.	2	—	@
Caterpillar, Inc.	947	144
CBS Corp., Class B	385	22
CDK Global, Inc.	152	9
Celgene Corp. (e)	960	86
CenterPoint Energy, Inc.	175	5
CenturyLink, Inc.	380	8
Cerner Corp. (e)	339	22
CF Industries Holdings, Inc.	38	2
CH Robinson Worldwide, Inc.	232	23
Charles Schwab Corp. (The)	514	25
Charter Communications, Inc., Class A (e)	183	60
Chemours Co. (The)	316	12
Chesapeake Energy Corp. (e)	269	1
Chevron Corp.	1,697	207
Chipotle Mexican Grill, Inc. (e)	45	20
Cigna Corp.	314	65
Cintas Corp.	188	37
Cisco Systems, Inc.	4,997	243
CIT Group, Inc.	375	19
Citigroup, Inc.	3,608	259
Citizens Financial Group, Inc.	72	3
Citrix Systems, Inc. (e)	247	27

Cleveland-Cliffs, Inc. (e)	20	—	@
CME Group, Inc.	212	36
CNX Resources Corp. (e)	283	4
Coca-Cola Co. (The)	1,009	47
Cognizant Technology Solutions Corp., Class A	312	24
Colgate-Palmolive Co.	2,800	187
Comcast Corp., Class A	5,394	191
Comerica, Inc.	250	23
Concho Resources, Inc. (e)	122	19
Conduent, Inc. (e)	219	5
ConocoPhillips	1,615	125
CONSOL Energy, Inc. (e)	46	2
Consolidated Edison, Inc.	339	26
Costco Wholesale Corp.	881	207
Crown Castle International Corp. REIT	349	39
CSX Corp.	344	25
Cummins, Inc.	9	1
CVS Health Corp.	2,815	222
Danaher Corp.	338	37
DaVita, Inc. (e)	302	22
Deere & Co.	24	4
Dell Technologies, Inc., Class V (e)	387	38
Devon Energy Corp.	273	11
Discover Financial Services	8,352	638
Discovery, Inc., Class A (e)	327	10
Discovery, Inc., Class C (e)	367	11
Dominion Energy, Inc.	270	19
DowDuPont, Inc.	3,434	221
DTE Energy Co.	280	31
Duke Energy Corp.	911	73
Dun & Bradstreet Corp. (The)	182	26
DXC Technology Co.	166	16
East West Bancorp, Inc.	21	1
Eaton Corp., PLC	30	3
eBay, Inc. (e)	1,518	50
Ecolab, Inc.	34	5
Edison International	364	25
Edwards Lifesciences Corp. (e)	316	55
Eli Lilly & Co.	1,048	112
Emerson Electric Co.	961	74
Entergy Corp.	283	23
EOG Resources, Inc.	372	47
Equity Residential REIT	363	24
ESC Seventy Seven (g)(e)	15	—
Estee Lauder Cos., Inc. (The), Class A	287	42
Exelon Corp.	371	16
Express Scripts Holding Co. (e)	828	79
Exxon Mobil Corp.	3,495	297
Facebook, Inc., Class A (e)	1,423	234
Fastenal Co.	15	1
FedEx Corp.	343	83
Fifth Third Bancorp	414	12
First Republic Bank	24	2
FirstEnergy Corp.	312	12
Fluor Corp.	45	3
Ford Motor Co.	4,917	45
Fortive Corp.	292	25
Franklin Resources, Inc.	322	10
Freeport-McMoRan, Inc.	8,448	118
Frontier Communications Corp.	34	—	@
General Dynamics Corp.	73	15

General Electric Co.	5,272	59
General Mills, Inc.	423	18
Gilead Sciences, Inc.	960	74
Goldman Sachs Group, Inc. (The)	589	132
Halliburton Co.	8,042	326
HCP, Inc. REIT	319	8
Henry Schein, Inc. (e)	329	28
Hershey Co. (The)	166	17
Hess Corp.	232	17
Hewlett Packard Enterprise Co.	1,208	20
Home Depot, Inc. (The)	1,550	321
Honeywell International, Inc.	1,617	269
HP, Inc.	997	26
Humana, Inc.	131	44
Huntington Bancshares, Inc.	163	2
Illinois Tool Works, Inc.	29	4
Intel Corp.	2,833	134
Intercontinental Exchange, Inc.	379	28
International Business Machines Corp.	962	145
Interpublic Group of Cos., Inc. (The)	418	10
Intuit, Inc.	327	74
Intuitive Surgical, Inc. (e)	142	81
Invesco Ltd.	341	8
Iron Mountain, Inc. CDI (e)	78	3
Iron Mountain, Inc. REIT	422	15
JBG SMITH Properties REIT	65	2
Johnson & Johnson	2,645	365
Johnson Controls International PLC	350	12
JPMorgan Chase & Co.	5,135	579
Juniper Networks, Inc.	360	11
Kellogg Co.	325	23
KeyCorp	496	10
Keysight Technologies, Inc. (e)	126	8
Kimberly-Clark Corp.	935	106
Kimco Realty Corp. REIT	401	7
Kohl’s Corp.	302	22
Kraft Heinz Co. (The)	95	5
Kroger Co. (The)	582	17
L Brands, Inc.	266	8
Laboratory Corp. of America Holdings (e)	173	30
Las Vegas Sands Corp.	162	10
Liberty Global PLC, Class A (e)	365	11
Liberty Global PLC Series C (e)	361	10
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	4
Liberty Property Trust REIT	357	15
Lockheed Martin Corp.	15	5
LogMeIn, Inc.	49	4
Lowe’s Cos., Inc.	1,599	184
M&T Bank Corp.	229	38
Macerich Co. (The) REIT	363	20
Mallinckrodt PLC (e)	29	1
ManpowerGroup, Inc.	110	9
Marathon Oil Corp.	307	7
Marathon Petroleum Corp.	326	26
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	1,972	439
McDonald’s Corp.	983	164
McKesson Corp.	302	40
Medtronic PLC	1,594	157
Merck & Co., Inc.	1,986	141

Microsoft Corp.	5,840	668
Mondelez International, Inc., Class A	887	38
Mosaic Co. (The)	29	1
Murphy Oil Corp.	339	11
Murphy USA, Inc. (e)	162	14
Nasdaq, Inc.	188	16
National Oilwell Varco, Inc.	418	18
NetApp, Inc.	304	26
NetScout Systems, Inc. (e)	2,832	71
New York Community Bancorp, Inc.	260	3
Newfield Exploration Co. (e)	348	10
Newmont Mining Corp.	6,246	189
News Corp., Class A	356	5
News Corp., Class B	310	4
NextEra Energy, Inc.	320	54
NIKE, Inc., Class B	3,168	268
Noble Corp., PLC (e)	254	2
Noble Energy, Inc.	310	10
Nordstrom, Inc.	137	8
Norfolk Southern Corp.	358	65
Northrop Grumman Corp.	20	6
NOW, Inc. (e)	188	3
nVent Electric PLC	6	—	@
O’Reilly Automotive, Inc. (e)	242	84
Occidental Petroleum Corp.	916	75
Omnicom Group, Inc.	277	19
ONE Gas, Inc.	129	11
ONEOK, Inc.	331	22
Oracle Corp.	3,521	182
PACCAR, Inc.	22	1
PayPal Holdings, Inc. (e)	1,518	133
Pentair PLC	6	—	@
People’s United Financial, Inc.	239	4
PepsiCo, Inc.	1,516	169
Perspecta, Inc.	83	2
Pfizer, Inc.	4,298	189
PG&E Corp.	358	16
Philip Morris International, Inc.	1,372	112
Phillips 66	814	92
Pioneer Natural Resources Co.	302	53
Pitney Bowes, Inc.	232	2
PNC Financial Services Group, Inc. (The)	661	90
PPL Corp.	389	11
Praxair, Inc.	29	5
Procter & Gamble Co. (The)	2,792	232
ProLogis, Inc. REIT	317	21
Public Service Enterprise Group, Inc.	289	15
Public Storage REIT	167	34
QUALCOMM, Inc.	2,496	180
Quest Diagnostics, Inc.	247	27
Range Resources Corp.	146	2
Rayonier Advanced Materials, Inc.	193	4
Rayonier, Inc. REIT	316	11
Raytheon Co.	22	5
Regions Financial Corp.	503	9
Republic Services, Inc.	318	23
Robert Half International, Inc.	224	16
Rockwell Automation, Inc.	9	2
Ross Stores, Inc.	320	32
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	317	62

Sabra Health Care, Inc. REIT	118	3
salesforce.com, Inc. (e)	365	58
Schlumberger Ltd.	1,395	85
Sempra Energy	357	41
Signature Bank	8	1
Simon Property Group, Inc. REIT	349	62
Southern Co. (The)	283	12
Southwestern Energy Co. (e)	344	2
Sprint Corp. (e)	918	6
Starbucks Corp.	2,043	116
State Street Corp.	357	30
Stericycle, Inc. (e)	249	15
Stryker Corp.	327	58
SunTrust Banks, Inc.	431	29
SVB Financial Group (e)	8	2
Symantec Corp.	308	7
Synchrony Financial	16,438	511
Sysco Corp.	287	21
T Rowe Price Group, Inc.	278	30
Tapestry, Inc.	346	17
Target Corp.	965	85
TE Connectivity Ltd.	186	16
TechnipFMC PLC	97	3
Texas Instruments, Inc.	2,811	302
Thermo Fisher Scientific, Inc.	306	75
TJX Cos., Inc. (The)	528	59
Twenty-First Century Fox, Inc., Class A	1,396	65
Twenty-First Century Fox, Inc., Class B	348	16
Union Pacific Corp.	1,587	258
United Parcel Service, Inc., Class B	1,607	188
United Technologies Corp.	2,812	393
UnitedHealth Group, Inc.	1,563	416
Urban Edge Properties REIT	74	2
US Bancorp	1,448	76
Valero Energy Corp.	300	34
Varex Imaging Corp. (e)	124	4
Varian Medical Systems, Inc. (e)	275	31
Ventas, Inc. REIT	253	14
Verisk Analytics, Inc. (e)	168	20
Verizon Communications, Inc.	7,841	419
VF Corp.	348	32
Viacom, Inc., Class B	292	10
Visa, Inc., Class A	2,591	389
Vornado Realty Trust REIT	131	10
Walgreens Boots Alliance, Inc.	368	27
Walmart, Inc.	2,766	260
Walt Disney Co. (The)	1,642	192
Washington Prime Group, Inc. REIT	397	3
Waste Management, Inc.	333	30
Weatherford International PLC (e)	388	1
WEC Energy Group, Inc.	220	15
Wells Fargo & Co.	4,228	222
Welltower, Inc. REIT	363	23
Western Digital Corp.	72	4
Western Union Co. (The)	88	2
Weyerhaeuser Co. REIT	518	17
Williams Cos., Inc. (The)	358	10
Worldpay, Inc., Class A (e)	225	23
WPX Energy, Inc. (e)	332	7
WW Grainger, Inc.	5	2
Wynn Resorts Ltd.	115	15

Xcel Energy, Inc.	295	14
Xerox Corp.	241	6
Xylem, Inc.	135	11
Yum! Brands, Inc.	313	28
Zimmer Biomet Holdings, Inc.	249	33
Zions Bancorporation	29	1
Zoetis, Inc.	1,110	102
		25,320
Total Common Stocks (Cost $29,834)		38,060

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, 2/21/22 (e) (Cost $—)	5	—	@

	Shares	Value (000)
Investment Company (2.9%)
United States (2.9%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,376
Short-Term Investments (8.8%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $7,777)	7,776,556	7,777

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.1%)
U.S. Treasury Bills,
2.02%, 11/1/18 (i)(j)	$1,844	1,841
2.03%, 11/1/18 (i)(j)	293	293
2.05%, 11/1/18 (i)(j)	332	331
Total U.S. Treasury Securities (Cost $2,465)		2,465
Total Short-Term Investments (Cost $10,242)		10,242
Total Investments (100.4%) (Cost $107,502) (k)(l)(m)		116,099
Liabilities in Excess of Other Assets (-0.4%)		(433)
Net Assets (100.0%)		$115,666

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.

(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2018.

(e)	Non-income producing security.
(f)	Security has been deemed illiquid at September 30, 2018.
(g)

At September 30, 2018, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $11,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at September 30, 2018.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(m)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,091,000 and the aggregate gross unrealized depreciation is approximately $4,090,000, resulting in net unrealized appreciation of approximately $9,001,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	25		$27	12/20/18	$1
Bank of America NA	CHF	54		$56	12/20/18	—	@
Bank of America NA	CNH	568		$82	12/20/18	—	@
Bank of America NA	EUR	411		$484	12/20/18	4
Bank of America NA	EUR	98		$115	10/3/18	1
Bank of America NA	PLN	1,379		$376	12/20/18	2
Bank of America NA	PLN	937		$256	12/28/18	2
Bank of America NA	THB	2,555		$79	10/3/18	(— @	)
Bank of America NA		$1	EUR	1	10/3/18	(— @	)
Bank of America NA		$84	EUR	71	10/3/18	(1)
Bank of America NA		$4	GBP	3	10/3/18	(— @	)
Bank of America NA		$1,012	JPY	111,151	10/4/18	(33)
Bank of America NA		$198	PLN	720	12/20/18	(2)
Bank of America NA		$256	PLN	937	10/3/18	(1)
Bank of America NA		$79	THB	2,555	12/28/18	—	@
Bank of Montreal	HUF	1,631		$6	12/20/18	—	@
Bank of Montreal		$91	CAD	117	12/20/18	—	@
Bank of Montreal		$85	HUF	23,392	12/20/18	(1)
Barclays Bank PLC	AUD	128		$92	12/20/18	(— @	)
Barclays Bank PLC	CAD	17		$13	12/28/18	(— @	)
Barclays Bank PLC	CHF	290		$297	10/3/18	1
Barclays Bank PLC	EUR	90		$103	10/3/18	(1)
Barclays Bank PLC	EUR	995		$1,173	12/20/18	9
Barclays Bank PLC	GBP	34		$45	10/3/18	—	@
Barclays Bank PLC	MYR	34		$8	10/3/18	—	@
Barclays Bank PLC	NZD	706		$483	10/3/18	15
Barclays Bank PLC		$45	CAD	58	10/3/18	—	@
Barclays Bank PLC		$49	CAD	64	10/3/18	—	@
Barclays Bank PLC		$13	CAD	17	10/3/18	—	@
Barclays Bank PLC		$299	CHF	290	12/28/18	(1)
Barclays Bank PLC		$36	GBP	28	12/20/18	(— @	)
Barclays Bank PLC		$2,981	GBP	2,257	12/20/18	(28)
Barclays Bank PLC		$120	JPY	13,541	12/20/18	(— @	)
Barclays Bank PLC		$8	MYR	34	12/28/18	(— @	)
Barclays Bank PLC		$24	RUB	1,600	10/3/18	—	@
Barclays Bank PLC		$145	RUB	9,725	10/3/18	3
Barclays Bank PLC		$136	SGD	187	12/20/18	—	@
Barclays Bank PLC		$283	SGD	385	12/20/18	(— @	)
BNP Paribas SA	ARS	8,360		$180	1/24/19	2
BNP Paribas SA	EUR	20		$24	12/20/18	—	@
BNP Paribas SA	EUR	458		$542	12/20/18	7
BNP Paribas SA	JPY	611		$5	12/20/18	—	@
BNP Paribas SA	RUB	9,001		$130	12/20/18	(6)
BNP Paribas SA		$654	ARS	21,058	1/24/19	(206)
BNP Paribas SA		$121	ARS	3,909	1/24/19	(38)
BNP Paribas SA		$173	ARS	7,705	1/24/19	(9)
BNP Paribas SA		$241	ARS	10,328	1/24/19	(22)
BNP Paribas SA		$56	ARS	2,386	12/20/18	(4)
BNP Paribas SA		$72	CAD	94	12/20/18	—	@
BNP Paribas SA		$110	EUR	94	12/20/18	—	@
BNP Paribas SA		$56	PHP	3,042	12/20/18	—	@
BNP Paribas SA		$11	RUB	749	12/20/18	—	@
BNP Paribas SA		$224	RUB	14,869	12/20/18	1

Citibank NA	AUD	206		$148	12/20/18	(— @ )
Citibank NA	AUD	74		$53	12/20/18	— @
Citibank NA	CLP	77,831		$111	12/20/18	(7)
Citibank NA	CZK	42,905		$1,970	12/20/18	28
Citibank NA	CZK	42,905		$1,972	12/20/18	30
Citibank NA	CZK	42,918		$1,975	12/20/18	32
Citibank NA	CZK	3,312		$150	12/20/18	(— @ )
Citibank NA	EUR	4,118		$4,851	12/20/18	39
Citibank NA	IDR	1,848,216		$124	10/3/18	— @
Citibank NA	JPY	2,259		$20	12/20/18	— @
Citibank NA	KRW	97,488		$87	12/20/18	(1)
Citibank NA	MXN	11,712		$606	10/3/18	(20)
Citibank NA	PLN	937		$253	10/3/18	(1)
Citibank NA	SEK	720		$81	12/20/18	(— @ )
Citibank NA	THB	958		$29	12/20/18	(— @ )
Citibank NA		$114	CAD	148	12/20/18	1
Citibank NA		$11	CLP	7,536	12/20/18	— @
Citibank NA		$5,952	CZK	128,902	12/20/18	(117)
Citibank NA		$141	CZK	3,065	12/20/18	(2)
Citibank NA		$171	EUR	147	10/3/18	(— @ )
Citibank NA		$16	EUR	14	10/3/18	— @
Citibank NA		$343	EUR	291	12/20/18	(2)
Citibank NA		$1,985	EUR	1,688	12/20/18	(13)
Citibank NA		$1,991	EUR	1,688	12/20/18	(19)
Citibank NA		$1,997	EUR	1,688	12/20/18	(24)
Citibank NA		$819	GBP	620	12/20/18	(8)
Citibank NA		$121	HKD	945	12/20/18	— @
Citibank NA		$122	IDR	1,848,216	12/28/18	— @
Citibank NA		$11	KRW	12,370	12/20/18	— @
Citibank NA		$157	SEK	1,358	10/3/18	(4)
Citibank NA		$100	SGD	135	10/3/18	(1)
Citibank NA		$198	THB	6,419	12/20/18	1
Citibank NA		$77	THB	2,555	10/3/18	2
Citibank NA		$469	TRY	3,154	12/20/18	27
Commonwealth Bank of Australia	EUR	250		$294	12/20/18	2
Commonwealth Bank of Australia	NZD	9		$6	12/20/18	(— @ )
Commonwealth Bank of Australia		$197	GBP	149	12/20/18	(2)
Credit Suisse International	EUR	4		$5	12/20/18	— @
Goldman Sachs International	AUD	61		$45	10/3/18	1
Goldman Sachs International	AUD	2,273		$1,639	12/20/18	(5)
Goldman Sachs International	BRL	656		$171	5/16/19	12
Goldman Sachs International	BRL	640		$152	12/20/18	(5)
Goldman Sachs International	BRL	512		$129	5/16/19	4
Goldman Sachs International	BRL	17,384		$4,503	5/16/19	291
Goldman Sachs International	BRL	6,220		$1,606	5/16/19	99
Goldman Sachs International	BRL	6,816		$1,763	5/16/19	112
Goldman Sachs International	CAD	152		$117	10/3/18	(1)
Goldman Sachs International	EUR	716		$844	12/20/18	7
Goldman Sachs International	EUR	450		$528	12/20/18	3
Goldman Sachs International	EUR	230		$272	12/20/18	3
Goldman Sachs International	GBP	24		$31	12/20/18	— @
Goldman Sachs International	HUF	14,038		$51	12/20/18	— @
Goldman Sachs International	IDR	1,717,012		$113	12/20/18	(1)
Goldman Sachs International	JPY	33,865		$303	12/20/18	4
Goldman Sachs International	JPY	5,055		$45	12/20/18	1
Goldman Sachs International	MXN	3,786		$199	12/28/18	(1)
Goldman Sachs International		$1,141	AUD	1,579	12/20/18	1
Goldman Sachs International		$1,142	AUD	1,572	12/20/18	(5)
Goldman Sachs International		$571	AUD	785	12/20/18	(3)
Goldman Sachs International		$568	AUD	785	12/20/18	(— @ )
Goldman Sachs International		$266	BRL	1,036	5/16/19	(15)

Goldman Sachs International		$172	BRL	665	5/16/19	(11)
Goldman Sachs International		$1,549	BRL	5,907	5/16/19	(118)
Goldman Sachs International		$71	BRL	288	12/20/18	(— @	)
Goldman Sachs International		$103	BRL	435	5/16/19	2
Goldman Sachs International		$1,451	BRL	6,179	5/16/19	46
Goldman Sachs International		$11	BRL	46	12/20/18	—	@
Goldman Sachs International		$1,053	BRL	4,446	5/16/19	24
Goldman Sachs International		$143	BRL	582	12/20/18	—	@
Goldman Sachs International		$114	GBP	87	12/20/18	(— @	)
Goldman Sachs International		$94	HKD	740	12/20/18	—	@
Goldman Sachs International		$11	IDR	163,647	12/20/18	—	@
Goldman Sachs International		$139	IDR	2,105,760	12/20/18	1
Goldman Sachs International		$201	MXN	3,786	10/3/18	1
Goldman Sachs International	ZAR	4,059		$270	12/20/18	(14)
JPMorgan Chase Bank NA	AUD	651		$469	12/20/18	(1)
JPMorgan Chase Bank NA	AUD	772		$573	10/3/18	15
JPMorgan Chase Bank NA	CNH	896		$131	6/20/19	2
JPMorgan Chase Bank NA	CNH	475		$71	6/20/19	2
JPMorgan Chase Bank NA	CNH	29,895		$4,481	6/20/19	171
JPMorgan Chase Bank NA	EUR	111		$129	10/3/18	1
JPMorgan Chase Bank NA	GBP	11		$15	12/20/18	—	@
JPMorgan Chase Bank NA	GBP	11		$15	12/20/18	—	@
JPMorgan Chase Bank NA	INR	8,822		$121	12/20/18	1
JPMorgan Chase Bank NA	INR	19,637		$267	12/20/18	(1)
JPMorgan Chase Bank NA	INR	19,372		$266	12/20/18	1
JPMorgan Chase Bank NA	JPY	6,157		$56	10/4/18	2
JPMorgan Chase Bank NA	JPY	55,338		$496	12/20/18	6
JPMorgan Chase Bank NA	JPY	13,000		$115	10/4/18	1
JPMorgan Chase Bank NA	JPY	2,259		$20	12/20/18	—	@
JPMorgan Chase Bank NA	KRW	686,342		$616	10/4/18	(3)
JPMorgan Chase Bank NA	MXN	1,296		$68	12/20/18	(— @	)
JPMorgan Chase Bank NA	NOK	4,038		$497	10/3/18	1
JPMorgan Chase Bank NA	NZD	75		$49	10/3/18	(— @	)
JPMorgan Chase Bank NA	RUB	26,390		$415	10/3/18	12
JPMorgan Chase Bank NA	SGD	135		$99	10/3/18	(— @	)
JPMorgan Chase Bank NA	TWD	3,062		$100	12/20/18	(1)
JPMorgan Chase Bank NA		$211	AUD	286	10/3/18	(5)
JPMorgan Chase Bank NA		$70	CNH	481	6/20/19	(— @	)
JPMorgan Chase Bank NA		$160	EUR	135	12/20/18	(2)
JPMorgan Chase Bank NA		$118	GBP	89	12/20/18	(1)
JPMorgan Chase Bank NA		$223	HKD	1,750	12/20/18	—	@
JPMorgan Chase Bank NA		$126	IDR	1,848,216	10/3/18	(2)
JPMorgan Chase Bank NA		$11	INR	798	12/20/18	—	@
JPMorgan Chase Bank NA		$112	INR	8,209	12/20/18	1
JPMorgan Chase Bank NA		$201	JPY	22,471	12/20/18	(2)
JPMorgan Chase Bank NA		$368	KRW	409,198	12/20/18	2
JPMorgan Chase Bank NA		$617	KRW	686,342	12/28/18	3
JPMorgan Chase Bank NA		$365	MXN	6,983	12/20/18	4
JPMorgan Chase Bank NA		$464	NOK	3,717	10/3/18	(7)
JPMorgan Chase Bank NA		$106	RUB	7,230	10/3/18	4
JPMorgan Chase Bank NA		$58	RUB	3,990	10/3/18	3
JPMorgan Chase Bank NA		$99	SGD	135	12/28/18	—	@
JPMorgan Chase Bank NA		$11	TWD	339	12/20/18	—	@
JPMorgan Chase Bank NA		$227	TWD	6,928	12/20/18	1
JPMorgan Chase Bank NA	ZAR	4,861		$324	12/20/18	(16)
Royal Bank of Canada	AUD	547		$395	12/28/18	(1)
Royal Bank of Canada	DKK	320		$50	10/3/18	—	@
Royal Bank of Canada	EUR	1,360		$1,585	10/3/18	6
Royal Bank of Canada	JPY	91,994		$812	10/4/18	2
Royal Bank of Canada	NZD	781		$517	12/28/18	(1)
Royal Bank of Canada		$395	AUD	547	10/3/18	1

Royal Bank of Canada		$10	CAD	14	10/3/18	—	@
Royal Bank of Canada		$295	CHF	290	10/3/18	—	@
Royal Bank of Canada		$51	DKK	320	10/3/18	(1)
Royal Bank of Canada		$50	DKK	320	12/28/18	(— @	)
Royal Bank of Canada		$1,596	EUR	1,360	12/28/18	(5)
Royal Bank of Canada		$352	GBP	265	10/3/18	(7)
Royal Bank of Canada		$817	JPY	91,994	12/28/18	(1)
Royal Bank of Canada		$407	MXN	7,839	10/3/18	12
Royal Bank of Canada		$517	NZD	781	10/3/18	1
State Street Bank and Trust Co.	AUD	898		$648	12/20/18	(2)
State Street Bank and Trust Co.		$100	GBP	76	12/20/18	(1)
State Street Bank and Trust Co.		$13	HKD	100	12/20/18	—	@
State Street Bank and Trust Co.		$615	KRW	686,342	10/4/18	4
State Street Bank and Trust Co.		$8	MYR	34	10/3/18	(— @	)
State Street Bank and Trust Co.		$58	RUB	3,845	10/3/18	1
UBS AG	DKK	415		$66	12/20/18	—	@
UBS AG	EUR	1,499		$1,766	12/20/18	14
UBS AG	EUR	64		$76	12/20/18	1
UBS AG	EUR	230		$270	12/20/18	2
UBS AG	GBP	23		$30	12/20/18	—	@
UBS AG	GBP	245		$320	10/3/18	1
UBS AG	JPY	21,228		$190	12/20/18	2
UBS AG	JPY	5,059		$45	12/20/18	—	@
UBS AG	JPY	4,512		$40	12/20/18	—	@
UBS AG	NOK	238		$29	12/20/18	(— @	)
UBS AG	NOK	321		$40	12/28/18	(— @	)
UBS AG	SEK	1,358		$153	10/3/18	1
UBS AG	TRY	336		$53	12/20/18	(— @	)
UBS AG		$674	CAD	875	12/20/18	4
UBS AG		$36	CHF	35	12/20/18	(1)
UBS AG		$1,606	EUR	1,360	10/3/18	(28)
UBS AG		$77	EUR	66	10/3/18	(1)
UBS AG		$583	EUR	492	12/20/18	(8)
UBS AG		$15	GBP	11	10/3/18	(— @	)
UBS AG		$735	GBP	556	12/20/18	(7)
UBS AG		$119	GBP	90	12/20/18	(1)
UBS AG		$322	GBP	245	12/28/18	(1)
UBS AG		$10	ILS	34	12/20/18	(— @	)
UBS AG		$138	JPY	15,408	12/20/18	(1)
UBS AG		$4	MXN	87	10/3/18	—	@
UBS AG		$39	NOK	321	10/3/18	—	@
UBS AG		$65	SEK	576	12/20/18	(— @	)
UBS AG		$42	SEK	369	12/20/18	(— @	)
UBS AG		$155	SEK	1,358	12/28/18	(1)
UBS AG		$356	TRY	2,395	12/20/18	21
UBS AG		$259	TRY	1,715	12/20/18	11
UBS AG		$249	TRY	1,636	12/20/18	9
UBS AG		$136	TRY	872	12/20/18	2
UBS AG		$85	ZAR	1,222	12/20/18	—	@
UBS AG	ZAR	48		$3	12/20/18	(— @	)
						$288

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	11	Dec-18	1		$1,316	$(16)
BIST 30 Index (Turkey)	255	Oct-18	26		536	20
CAC 40 Index (France)	1	Oct-18	—	@	64	2
DAX Index (Germany)	1	Dec-18	—	@	355	5
Euro Stoxx 50 (Germany)	78	Dec-18	1		3,067	44
FTSE MIB Index (Italy)	5	Dec-18	—	@	600	(12)
German Euro BOBL (Germany)	9	Dec-18	900		1,366	(9)
Hang Seng Index (Hong Kong)	3	Oct-18	—	@	534	5
IBEX 35 Index (Spain)	7	Oct-18	—	@	761	(1)
MSCI Emerging Market E Mini (United States)	32	Dec-18	2		1,680	34
MSCI Singapore Free Index (Singapore)	12	Oct-18	1		325	— @
S&P 500 E Mini Index (United States)	62	Dec-18	3		9,049	— @
S&P TSE 60 Index (Canada)	7	Dec-18	1		1,030	6
SPI 200 Index (Australia)	5	Dec-18	—	@	560	2
U.S. Treasury 10 yr. Note (United States)	10	Dec-18	1,000		1,188	(10)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	35	Dec-18	3,500		4,410	(15)
U.S. Treasury 2 yr. Note (United States)	17	Dec-18	3,400		3,583	(12)
U.S. Treasury Ultra Bond (United States)	12	Dec-18	1,200		1,851	(35)
Short:
Euro OAT (Germany)	3	Dec-18	(300)		(526)	4
German Euro BONO (Germany)	1	Dec-18	(100)		(168)	1
German Euro BTP (Germany)	15	Dec-18	(1,500)		(2,157)	26
German Euro Bund (Germany)	17	Dec-18	(1,700)		(3,134)	13
NIKKEI 225 Index (United States)	3	Dec-18	(2)		(319)	(15)
SGX NIFTY 50 Index (Singapore)	24	Oct-18	(—@	)	(526)	8
U.S. Treasury 10 yr. Ultra Long Bond (United States)	1	Dec-18	(100)		(126)	2
U.S. Treasury 5 yr. Note (United States)	27	Dec-18	(2,700)		(3,037)	26
						$73

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	510,000	$(10)	$—	$(10)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/ Quarterly	12/13/27	ZAR	11,841	4	—	4
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/ Quarterly	12/15/27		2,753	(1)	—	(1)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/ Quarterly	1/4/28		6,462	(16)	—	(16)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/ Quarterly	1/24/28		8,330	(24)	—	(24)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.71	Quarterly/ Quarterly	4/26/28		3,083	(11)	—	(11)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	3.02	Semi Annual/ Quarterly	6/22/28		$700	1	—	1
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.34	Quarterly/ Quarterly	6/27/28	ZAR	7,681	(3)	—	(3)
								$(60)	$—	$(60)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19	CAD	707	$(8)	$—	$(8)
Barclays Bank PLC	Barclays Canada Banks Index††	Pay	3 Month CDOR plus 0.00%	Quarterly	5/8/19		980	(11)	—	(11)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	$265		(8)	—	(8)
Barclays Bank PLC	VIX Short-Term Futures Index	Pay	3 Month USD LIBOR minus 1.30%	Quarterly	9/20/19		430	22	—	22
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		543	11	—	11
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		544	11	—	11
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	5/1/19		511	10	—	10
BNP Paribas SA	Barclays Elevators Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	5/1/19		1,050	(1)	—	(1)
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19		7,950	(95)	—	(95)
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		231	6	—	6
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		170	8	—	8
BNP Paribas SA	MSCI U.S. Banks Gross Total Return Index	Pay	3 Month USD LIBOR plus 0.14%	Quarterly	6/14/19		1,355	35	—	35
JPMorgan Chase Bank NA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.48%	Quarterly	5/30/19		587	(29)	—	(29)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		703	— @	—	— @
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		748	1	—	1
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		164	— @	—	— @
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18		948	1	—	1
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		770	(23)	—	(23)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		727	(21)	—	(21)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		863	(25)	—	(25)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18		140	(4)	—	(4)
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.01%	Quarterly	7/15/19	AUD	356	2	—	2
JPMorgan Chase Bank NA	MSCI AU Banks	Pay	3 Month AUD BBSW plus 0.01%	Quarterly	7/15/19		1,281	26	—	26
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	$5,806		195	—	195
								$103	$—	$103

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Canada Banks Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Canada Banks Index
Bank of Montreal	649	$53	12.99%
Bank of Nova Scotia (The)	1,199	71	17.34
Canadian Imperial Bank of Commerce	436	41	9.92
National Bank of Canada	340	17	4.12
Royal Bank of Canada	1,458	117	28.36
Toronto-Dominion Bank (The)	1,849	112	27.27
Total		$411	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$372	2.21%
Kone Oyj	157,078	8,395	49.79
Schindler Holding AG	31,545	7,903	46.87
Yungtay Engineering Co., Ltd.	121,000	190	1.13
Total		$16,860	100.00%

The following table represents the equity basket holdings underlying the total return swap with Barclays Elevators Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
Barclays Elevators Index
Brunello Cucinelli SpA	94	$4	0.37%
Burberry Group PLC	1,174	31	3.14
Christian Dior SE	65	28	2.82
Cie Financiere Richemont SA	1,578	129	13.17
Hermes International	87	58	5.88
Hugo Boss AG	194	15	1.52
Kering SA	347	186	18.97
LVMH Moet Hennessy Louis Vuitton SE	1,046	370	37.70
Moncler SpA	700	30	3.07
Puma SE	29	14	1.45
Salvatore Ferragamo SpA	465	11	1.14
Swatch Group AG (The)	151	60	6.14
Tapestry, Inc.	782	39	4.00
Tod’s SpA	91	6	0.63
Total		$981	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$103	0.98%
AbbVie, Inc.	1,291	122	1.16
AES Corp.	2,315	32	0.31
Aetna, Inc.	269	55	0.52
Agilent Technologies, Inc.	260	18	0.17
Alexion Pharmaceuticals, Inc.	181	25	0.24
Align Technology, Inc.	58	23	0.22
Allergan PLC	271	52	0.49
Alliant Energy Corp.	810	34	0.33
Altria Group, Inc.	2,694	162	1.54
Ameren Corp.	851	54	0.51
American Electric Power Co., Inc.	1,724	122	1.16
American Water Works Co., Inc.	625	55	0.52
AmerisourceBergen Corp.	131	12	0.11
Amgen, Inc.	591	123	1.16
Anthem, Inc.	213	58	0.56
Archer-Daniels-Midland Co.	790	40	0.38
AT&T, Inc.	38,194	1,283	12.19
Baxter International, Inc.	406	31	0.30
Becton Dickinson and Co.	214	56	0.53
Biogen, Inc.	171	60	0.57
Boston Scientific Corp.	1,111	43	0.41
Bristol-Myers Squibb Co.	1,328	82	0.78
Brown-Forman Corp.	344	17	0.17
Campbell Soup Co.	272	10	0.10
Cardinal Health, Inc.	256	14	0.13
Celgene Corp.	634	57	0.54
Centene Corp.	140	20	0.19
CenterPoint Energy, Inc.	1,511	42	0.40
CenturyLink, Inc.	6,044	128	1.22
Cerner Corp.	255	16	0.16
Church & Dwight Co., Inc.	350	21	0.20
Cigna Corp.	204	42	0.40
Clorox Co. (The)	181	27	0.26
CMS Energy Corp.	989	48	0.46
Coca-Cola Co. (The)	5,391	249	2.37
Colgate-Palmolive Co.	1,237	83	0.79
Conagra Brands, Inc.	584	20	0.19
Consolidated Edison, Inc.	1,086	83	0.79
Constellation Brands, Inc.	241	52	0.49
Cooper Cos, Inc. (The)	40	11	0.11
Costco Wholesale Corp.	616	145	1.38
Coty, Inc.	662	8	0.08
CVS Health Corp.	1,428	112	1.07
Danaher Corp.	495	54	0.51
DaVita, Inc.	124	9	0.08
Dentsply Sirona, Inc.	186	7	0.07
Dominion Energy, Inc.	2,253	158	1.50
DTE Energy Co.	629	69	0.65
Duke Energy Corp.	2,454	196	1.87

Edison International	1,142	77	0.73
Edwards Lifesciences Corp.	171	30	0.28
Eli Lilly & Co.	785	84	0.80
Entergy Corp.	629	51	0.48
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos, Inc. (The)	314	46	0.43
Eversource Energy	1,111	68	0.65
Exelon Corp.	3,366	147	1.40
Express Scripts Holding Co.	468	44	0.42
FirstEnergy Corp.	1,558	58	0.55
General Mills, Inc.	810	35	0.33
Gilead Sciences, Inc.	1,058	82	0.78
HCA Healthcare, Inc.	234	33	0.31
Henry Schein, Inc.	129	11	0.10
Hershey Co. (The)	198	20	0.19
Hologic, Inc.	227	9	0.09
Hormel Foods Corp.	379	15	0.14
Humana, Inc.	117	40	0.38
IDEXX Laboratories, Inc.	71	18	0.17
Illumina, Inc.	118	43	0.41
Incyte Corp.	138	10	0.09
Intuitive Surgical, Inc.	91	52	0.50
IQVIA Holdings, Inc.	123	16	0.15
JM Smucker Co. (The)	160	16	0.16
Johnson & Johnson	2,174	300	2.86
Kellogg Co.	349	24	0.23
Keurig Dr. Pepper, Inc.	255	6	0.06
Kimberly-Clark Corp.	496	56	0.54
Kraft Heinz Co. (The)	838	46	0.44
Kroger Co. (The)	1,260	37	0.35
Laboratory Corporation of America Holdings	82	14	0.14
McCormick & Co., Inc.	167	22	0.21
McKesson Corp.	170	23	0.21
Medtronic PLC	1,097	108	1.03
Merck & Co., Inc.	2,215	157	1.49
Mettler-Toledo International, Inc.	21	13	0.12
Molson Coors Brewing Co.	259	16	0.15
Mondelez International, Inc.	2,117	91	0.86
Monster Beverage Corp.	582	34	0.32
Mylan N.V.	434	16	0.15
NextEra Energy, Inc.	1,641	275	2.61
NiSource, Inc.	1,143	28	0.27
NRG Energy, Inc.	1,054	39	0.37
Patterson Cos, Inc.	67	2	0.02
PepsiCo, Inc.	2,006	224	2.13
PerkinElmer, Inc.	89	9	0.08
Perrigo Co., PLC	107	8	0.07
Pfizer, Inc.	4,834	213	2.02
PG&E Corp.	1,798	83	0.79
Philip Morris International, Inc.	2,181	178	1.69
Pinnacle West Capital Corp.	391	31	0.29
PPL Corp.	2,395	70	0.67
Procter & Gamble Co. (The)	3,581	298	2.83
Public Service Enterprise Group, Inc.	1,774	94	0.89
Quest Diagnostics, Inc.	110	12	0.11
Regeneron Pharmaceuticals, Inc.	62	25	0.24
ResMed, Inc.	115	13	0.13
SCANA Corp.	501	19	0.19
Sempra Energy	880	100	0.95
Southern Co. (The)	3,504	153	1.45
Stryker Corp.	261	46	0.44
Sysco Corp.	682	50	0.47
Thermo Fisher Scientific, Inc.	324	79	0.75
Tyson Foods, Inc.	406	24	0.23
UnitedHealth Group, Inc.	783	208	1.98
Universal Health Services, Inc.	72	9	0.09
Varian Medical Systems, Inc.	74	8	0.08
Verizon Communications, Inc.	25,376	1,355	12.88
Vertex Pharmaceuticals, Inc.	204	39	0.37
Walgreens Boots Alliance, Inc.	1,219	89	0.84
Walmart, Inc.	2,056	193	1.84
Waters Corp.	65	13	0.12
WEC Energy Group, Inc.	1,106	74	0.70
Xcel Energy, Inc.	1,780	84	0.80
Zimmer Biomet Holdings, Inc.	164	22	0.20
Zoetis, Inc.	398	36	0.35
Total		$10,518	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of September 30, 2018:

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$147	1.30%
Accenture PLC	286	49	0.43
Activision Blizzard, Inc.	350	29	0.26
Acuity Brands, Inc.	49	8	0.07
Adobe Systems, Inc.	229	62	0.55
Advance Auto Parts, Inc.	72	12	0.11
Advanced Micro Devices, Inc.	373	12	0.10
Air Products & Chemicals, Inc.	897	150	1.33
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	10	0.09
Albemarle Corp.	455	45	0.40
Allegion PLC	111	10	0.09
Alliance Data Systems Corp.	22	5	0.05
Alphabet, Inc.	140	167	1.48
Alphabet, Inc.	138	167	1.47
Amazon.com, Inc.	390	781	6.92
American Airlines Group, Inc.	506	21	0.18
AMETEK, Inc.	269	21	0.19
Amphenol Corp.	141	13	0.12
Analog Devices, Inc.	170	16	0.14
ANSYS, Inc.	39	7	0.06
AO Smith Corp.	171	9	0.08
Apergy Corp.	91	4	0.04
Apple, Inc.	2,392	540	4.78
Applied Materials, Inc.	494	19	0.17
Aptiv PLC	261	22	0.19
Arconic, Inc.	493	11	0.10
Autodesk, Inc.	102	16	0.14
Automatic Data Processing, Inc.	206	31	0.27
AutoZone, Inc.	27	21	0.18
Avery Dennison Corp.	364	39	0.35
Ball Corp.	1,448	64	0.56
Best Buy Co., Inc.	260	21	0.18
Boeing Co. (The)	648	241	2.13
Booking Holdings, Inc.	48	95	0.84
BorgWarner, Inc.	194	8	0.07
Broadcom, Inc.	188	46	0.41
CA, Inc.	146	6	0.06
Cadence Design Systems, Inc.	130	6	0.05
CarMax, Inc.	179	13	0.12
Carnival Corp.	399	25	0.23
Caterpillar, Inc.	690	105	0.93
CBS Corp.	356	20	0.18
CF Industries Holdings, Inc.	960	52	0.46
CH Robinson Worldwide, Inc.	164	16	0.14
Charter Communications, Inc.	197	64	0.57
Chipotle Mexican Grill, Inc.	25	11	0.10
Cintas Corp.	100	20	0.18
Cisco Systems, Inc.	2,316	113	1.00
Citrix Systems, Inc.	67	7	0.07

Cognizant Technology Solutions Corp.	274	21	0.19
Comcast Corp.	4,605	163	1.44
Corning, Inc.	418	15	0.13
CSX Corp.	1,066	79	0.70
Cummins, Inc.	184	27	0.24
Darden Restaurants, Inc.	123	14	0.12
Deere & Co.	373	56	0.50
Delphi Technologies PLC	87	3	0.02
Delta Air Lines, Inc.	777	45	0.40
Discovery, Inc.	199	6	0.05
Discovery, Inc.	151	5	0.04
DISH Network Corp.	223	8	0.07
Dollar General Corp.	255	28	0.25
Dollar Tree, Inc.	232	19	0.17
Dover Corp.	182	16	0.14
DowDuPont, Inc.	9,605	618	5.47
DR Horton, Inc.	333	14	0.12
DXC Technology Co.	132	12	0.11
Eastman Chemical Co.	596	57	0.51
Eaton Corp., PLC	519	45	0.40
eBay, Inc.	461	15	0.13
Ecolab, Inc.	1,072	168	1.49
Electronic Arts, Inc.	143	17	0.15
Emerson Electric Co.	747	57	0.51
Equifax, Inc.	140	18	0.16
Expedia Group, Inc.	120	16	0.14
Expeditors International of Washington, Inc.	211	16	0.14
F5 Networks, Inc.	29	6	0.05
Facebook, Inc.	1,098	181	1.60
Fastenal Co.	336	19	0.17
FedEx Corp.	288	69	0.61
Fidelity National Information Services, Inc.	154	17	0.15
Fiserv, Inc.	194	16	0.14
FLIR Systems, Inc.	64	4	0.03
Flowserve Corp.	152	8	0.07
Fluor Corp.	163	9	0.08
FMC Corp.	552	48	0.43
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	35	0.31
Fortive Corp.	356	30	0.27
Fortune Brands Home & Security, Inc.	180	9	0.08
Freeport-McMoRan, Inc.	5,539	77	0.68
Gap, Inc. (The)	215	6	0.05
Garmin Ltd.	109	8	0.07
Gartner, Inc.	42	7	0.06
General Dynamics Corp.	325	67	0.59
General Electric Co.	10,102	114	1.01
General Motors Co.	1,284	43	0.38
Genuine Parts Co.	144	14	0.13
Global Payments, Inc.	71	9	0.08
Goodyear Tire & Rubber Co. (The)	246	6	0.05
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.06
Harley-Davidson, Inc.	167	8	0.07
Harris Corp.	55	9	0.08
Hasbro, Inc.	111	12	0.10
Hewlett Packard Enterprise Co.	761	12	0.11
Hilton Worldwide Holdings, Inc.	200	16	0.14

Home Depot, Inc. (The)	1,154	239		2.12
Honeywell International, Inc.	889	148		1.31
HP, Inc.	774	20		0.18
IHS Markit Ltd.	424	23		0.20
Illinois Tool Works, Inc.	361	51		0.45
Ingersoll-Rand PLC	296	30		0.27
Intel Corp.	2,176	103		0.91
International Business Machines Corp.	401	61		0.54
International Flavors & Fragrances, Inc.	325	45		0.40
International Paper Co.	1,700	84		0.74
Interpublic Group of Cos, Inc. (The)	385	9		0.08
Intuit, Inc.	113	26		0.23
Jacobs Engineering Group, Inc.	140	11		0.09
JB Hunt Transport Services, Inc.	100	12		0.11
Johnson Controls International PLC	1,088	38		0.34
Juniper Networks, Inc.	176	5		0.05
Kansas City Southern	123	14		0.12
KLA-Tencor Corp.	73	7		0.07
Kohl’s Corp.	165	12		0.11
L Brands, Inc.	244	7		0.07
L3 Technologies, Inc.	91	19		0.17
Lam Research Corp.	75	11		0.10
Leggett & Platt, Inc.	130	6		0.05
Lennar Corp.	199	9		0.08
Lennar Corp.	4	—	@	—	@@
LKQ Corp.	302	10		0.08
Lockheed Martin Corp.	292	101		0.89
Lowe’s Cos, Inc.	827	95		0.84
LyondellBasell Industries N.V.	1,336	137		1.21
Macy’s, Inc.	298	10		0.09
Marriott International (The)	306	40		0.36
Martin Marietta Materials, Inc.	259	47		0.42
Masco Corp.	372	14		0.12
Mastercard, Inc.	432	96		0.85
Mattel, Inc.	336	5		0.05
McDonald’s Corp.	793	133		1.18
MGM Resorts International	507	14		0.13
Michael Kors Holdings Ltd.	148	10		0.09
Microchip Technology, Inc.	108	9		0.08
Micron Technology, Inc.	516	23		0.21
Microsoft Corp.	3,567	408		3.61
Mohawk Industries, Inc.	62	11		0.10
Mosaic Co. (The)	1,445	47		0.42
Motorola Solutions, Inc.	75	10		0.09
NetApp, Inc.	125	11		0.10
Netflix, Inc.	423	158		1.40
Newell Brands, Inc.	480	10		0.09
Newmont Mining Corp.	2,195	66		0.59
News Corp.	374	5		0.04
News Corp.	119	2		0.01
Nielsen Holdings PLC	392	11		0.10
NIKE, Inc.	1,286	109		0.97
Nordstrom, Inc.	114	7		0.06
Norfolk Southern Corp.	336	61		0.54
Northrop Grumman Corp.	203	64		0.57
Norwegian Cruise Line Holdings Ltd.	174	10		0.09
Nucor Corp.	1,315	83		0.74
nVent Electric PLC	193	5		0.05

NVIDIA Corp.	278	78	0.69
Omnicom Group, Inc.	226	15	0.14
Oracle Corp.	1,399	72	0.64
O’Reilly Automotive, Inc.	86	30	0.26
PACCAR, Inc.	410	28	0.25
Packaging Corp. of America	388	43	0.38
Parker-Hannifin Corp.	155	29	0.25
Paychex, Inc.	148	11	0.10
PayPal Holdings, Inc.	523	46	0.41
Pentair PLC	193	8	0.07
Perspecta, Inc.	66	2	0.02
PPG Industries, Inc.	1,056	115	1.02
PulteGroup, Inc.	272	7	0.06
PVH Corp.	76	11	0.10
Qorvo, Inc.	59	5	0.04
QUALCOMM, Inc.	684	49	0.44
Quanta Services, Inc.	176	6	0.05
Ralph Lauren Corp.	54	7	0.07
Raytheon Co.	339	70	0.62
Red Hat, Inc.	82	11	0.10
Republic Services, Inc.	267	19	0.17
Robert Half International, Inc.	147	10	0.09
Rockwell Automation, Inc.	150	28	0.25
Roper Technologies, Inc.	119	35	0.31
Ross Stores, Inc.	381	38	0.33
Royal Caribbean Cruises Ltd.	168	22	0.19
salesforce.com, Inc.	316	50	0.45
Seagate Technology PLC	133	6	0.06
Sealed Air Corp.	782	31	0.28
Sherwin-Williams Co. (The)	338	154	1.36
Signet Jewelers Ltd.	59	4	0.03
Skyworks Solutions, Inc.	85	8	0.07
Snap-on, Inc.	67	12	0.11
Southwest Airlines Co.	642	40	0.36
Stanley Black & Decker, Inc.	179	26	0.23
Starbucks Corp.	1,414	80	0.71
Stericycle, Inc.	100	6	0.05
Symantec Corp.	285	6	0.05
Synopsys, Inc.	70	7	0.06
Tapestry, Inc.	277	14	0.12
Target Corp.	535	47	0.42
TE Connectivity Ltd.	164	14	0.13
Texas Instruments, Inc.	459	49	0.44
Textron, Inc.	309	22	0.20
Tiffany & Co.	100	13	0.11
TJX Cos, Inc. (The)	623	70	0.62
Total System Services, Inc.	78	8	0.07
Tractor Supply Co.	124	11	0.10
TransDigm Group, Inc.	56	21	0.18
TripAdvisor, Inc.	106	5	0.05
Twenty-First Century Fox, Inc.	1,030	48	0.42
Twenty-First Century Fox, Inc.	430	20	0.17
Ulta Beauty, Inc.	57	16	0.14
Under Armour, Inc.	181	4	0.03
Under Armour, Inc.	182	4	0.03
Union Pacific Corp.	934	152	1.35
United Continental Holdings, Inc.	302	27	0.24
United Parcel Service, Inc.	804	94	0.83

United Rentals, Inc.	99	16	0.14
United Technologies Corp.	867	121	1.07
VeriSign, Inc.	40	6	0.06
Verisk Analytics, Inc.	181	22	0.19
VF Corp.	320	30	0.26
Viacom, Inc.	345	12	0.10
Visa, Inc.	847	127	1.13
Vulcan Materials Co.	545	61	0.54
Walt Disney Co. (The)	1,511	177	1.57
Waste Management, Inc.	472	43	0.38
Western Digital Corp.	137	8	0.07
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	56	0.50
Whirlpool Corp.	71	8	0.07
WW Grainger, Inc.	61	22	0.19
Wyndham Destinations, Inc.	101	4	0.04
Wyndham Hotels & Resorts, Inc.	101	6	0.05
Wynn Resorts Ltd.	78	10	0.09
Xerox Corp.	99	3	0.02
Xilinx, Inc.	115	9	0.08
Xylem, Inc.	210	17	0.15
Yum! Brands, Inc.	338	31	0.27
Total		$11,287	100.00%

@		Value is less than $500.
@@		Index weight is less than 0.005%.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
BBSW		Australia’s Bank Bill Swap.
CDOR		Canadian Dealer Offered Rate.
JIBAR		Johannesburg Interbank Agreed Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble

SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	55.5%
Common Stocks	32.8
Short-Term Investments	8.8
Other**	2.9
Total Investments	100.0	%***

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include open long/short futures contracts with a value of approximately $42,268,000 and net unrealized appreciation of approximately $73,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $288,000 and does not include open swap agreements with net unrealized appreciation of approximately $43,000.

Morgan Stanley Variable Insurance Fund, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (93.1%)
Aerospace & Defense (1.6%)
HEICO Corp., Class A	33,237	$2,508

Automobiles (1.0%)
NIO, Inc. ADR (China) (a)(b)	212,885	1,486

Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. (a)	9,679	847
Bluebird Bio, Inc. (a)	1,420	207
Editas Medicine, Inc. (a)	8,539	272
Intellia Therapeutics, Inc. (a)	11,530	330
Intrexon Corp. (a)(b)	18,238	314
		1,970
Commercial Services & Supplies (3.0%)
Copart, Inc. (a)	44,855	2,311
Rollins, Inc.	40,163	2,438
		4,749
Construction Materials (2.2%)
Martin Marietta Materials, Inc.	9,352	1,701
Vulcan Materials Co.	15,689	1,745
		3,446
Health Care Equipment & Supplies (7.3%)
DexCom, Inc. (a)	53,093	7,595
LivaNova PLC (a)	12,627	1,565
Penumbra, Inc. (a)	14,844	2,222
		11,382
Health Care Providers & Services (6.6%)
HealthEquity, Inc. (a)	109,331	10,322

Health Care Technology (11.9%)
athenahealth, Inc. (a)	53,375	7,131
Veeva Systems, Inc., Class A (a)	104,203	11,345
		18,476
Hotels, Restaurants & Leisure (1.7%)
Shake Shack, Inc., Class A (a)	41,258	2,600

Information Technology Services (1.4%)
Broadridge Financial Solutions, Inc.	16,461	2,172

Internet & Direct Marketing Retail (5.6%)
Farfetch Ltd., Class A (a)	119,423	3,252
Overstock.com, Inc. (a)(b)	51,742	1,433
TripAdvisor, Inc. (a)	30,608	1,563
Wayfair, Inc., Class A (a)	16,798	2,481
		8,729
Internet Software & Services (27.3%)
Angi Homeservices, Inc., Class A (a)(b)	304,485	7,149
Coupa Software, Inc. (a)	97,290	7,696
GrubHub, Inc. (a)	18,781	2,603

Match Group, Inc. (a)(b)	51,321	2,972
MercadoLibre, Inc.	7,395	2,518
Okta, Inc. (a)	76,209	5,362
Shopify, Inc., Class A (Canada) (a)	16,038	2,638
Twitter, Inc. (a)	231,318	6,583
Zillow Group, Inc., Class C (a)	112,537	4,980
		42,501
Life Sciences Tools & Services (1.6%)
Illumina, Inc. (a)	6,610	2,426

Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	2,892	176

Software (18.6%)
ANSYS, Inc. (a)	11,920	2,225
Atlassian Corp., PLC, Class A (United Kingdom) (a)	26,011	2,501
Constellation Software, Inc. (Canada)	2,889	2,124
Guidewire Software, Inc. (a)	24,922	2,517
Splunk, Inc. (a)	19,864	2,402
SS&C Technologies Holdings, Inc.	41,013	2,331
Take-Two Interactive Software, Inc. (a)	55,871	7,710
Tyler Technologies, Inc. (a)	9,003	2,206
Ultimate Software Group, Inc. (The) (a)	7,569	2,439
Zendesk, Inc. (a)	33,906	2,407
		28,862
Specialty Retail (1.0%)
Carvana Co. (a)	26,141	1,545

Trading Companies & Distributors (0.9%)
Watsco, Inc.	7,508	1,337
Total Common Stocks (Cost $106,223)		144,687

Preferred Stocks (2.6%)
Internet & Direct Marketing Retail (2.3%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,370; acquired 4/16/14)	33,636	3,532

Software (0.3%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $455; acquired 7/19/12)	148,616	371
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	72
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	72
		515
Total Preferred Stocks (Cost $2,029)		4,047

Short-Term Investments (8.7%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	5,060,796	5,061

	Face Amount (000)	Value (000)
Repurchase Agreements (0.8%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $666; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $679)	$666	666
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $577; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $589)	577	577
		1,243
Total Securities held as Collateral on Loaned Securities (Cost $6,304)		6,304

	Shares
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $7,201)	7,201,031	7,201
Total Short-Term Investments (Cost $13,505)		13,505
Total Investments Excluding Purchased Options (104.4%) (Cost $121,757)		162,239
Total Purchased Options Outstanding (0.1%) (Cost $382)		146
Total Investments (104.5%) (Cost $122,139) Including $6,500 of Securities Loaned (g)(h)		162,385
Liabilities in Excess of Other Assets (-4.5%)		(6,998)
Net Assets (100.0%)		$155,387

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $6,500,000 and $6,750,000, respectively. The Fund received cash collateral of approximately $6,750,000, of which approximately $6,304,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $446,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)                                  Security has been deemed illiquid at September 30, 2018.

(d)                                 At September 30, 2018, the Fund held fair valued securities valued at approximately $4,047,000, representing 2.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)                                  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to approximately $4,047,000 and represents 2.6% of net assets.

(f)                                   The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(g)                                  The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund engaged in cross-trade purchases of approximately $453,000.

(h)                                 At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $43,666,000 and the aggregate gross unrealized depreciation is approximately $3,420,000, resulting in net unrealized appreciation of approximately $40,246,000.

ADR                     American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	28,594,933	28,595	$86	$124	$(38)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	28,104,157	28,104	1	116	(115)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	29,016,184	29,016	59	142	(83)
							$146	$382	$(236)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	27.3%
Other**	20.3
Software	18.8
Health Care Technology	11.8
Internet & Direct Marketing Retail	7.9
Health Care Equipment & Supplies	7.3
Health Care Providers & Services	6.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.

**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Apartments (15.4%)
American Campus Communities, Inc. REIT	95,750	$3,941
Apartment Investment & Management Co., Class A REIT	111,008	4,899
AvalonBay Communities, Inc. REIT	109,386	19,815
Camden Property Trust REIT	102,855	9,624
Equity Residential REIT	235,557	15,608
Essex Property Trust, Inc. REIT	27,292	6,733
Mid-America Apartment Communities, Inc. REIT	72,360	7,249
UDR, Inc. REIT	92,006	3,720
		71,589
Commercial Financing (0.3%)
Blackstone Mortgage Trust, Inc., Class A REIT	43,610	1,461

Data Centers (2.6%)
Digital Realty Trust, Inc. REIT	53,030	5,965
QTS Realty Trust, Inc., Class A REIT	140,150	5,980
		11,945
Diversified (4.6%)
JBG SMITH Properties REIT	86,718	3,194
Lexington Realty Trust REIT	44,184	367
Vornado Realty Trust REIT	246,919	18,025
		21,586
Health Care (7.2%)
HCP, Inc. REIT	299,646	7,887
Healthcare Realty Trust, Inc. REIT	371,748	10,877
Healthcare Trust of America, Inc., Class A REIT	135,212	3,606
Ventas, Inc. REIT	83,319	4,531
Welltower, Inc. REIT	103,095	6,631
		33,532
Industrial (6.7%)
Duke Realty Corp. REIT	75,979	2,156
Liberty Property Trust REIT	89,632	3,787
ProLogis, Inc. REIT	369,113	25,022
		30,965
Lodging/Resorts (8.5%)
Chesapeake Lodging Trust REIT	166,959	5,354
DiamondRock Hospitality Co. REIT	43,252	505
Hilton Worldwide Holdings, Inc.	5,105	413
Host Hotels & Resorts, Inc. REIT	1,043,050	22,008
RLJ Lodging Trust REIT	523,004	11,522
		39,802
Office (24.1%)
Alexandria Real Estate Equities, Inc. REIT	44,573	5,607
Boston Properties, Inc. REIT	221,314	27,241
Brandywine Realty Trust REIT	221,800	3,487
Columbia Property Trust, Inc. REIT	143,795	3,399
Corporate Office Properties Trust REIT	102,165	3,048
Cousins Properties, Inc. REIT	309,205	2,749
Douglas Emmett, Inc. REIT	36,189	1,365

Empire State Realty Trust, Inc., Class A REIT	105,450	1,751
Hudson Pacific Properties, Inc. REIT	181,866	5,951
Kilroy Realty Corp. REIT	68,210	4,890
Mack-Cali Realty Corp. REIT	445,490	9,471
Paramount Group, Inc. REIT	804,639	12,142
SL Green Realty Corp. REIT	291,396	28,420
Tier REIT, Inc. REIT	102,744	2,476
		111,997
Regional Malls (14.9%)
Brookfield Property REIT, Inc. REIT	97,319	2,037
Macerich Co. (The) REIT	238,839	13,205
Pennsylvania Real Estate Investment Trust REIT	122,153	1,156
Simon Property Group, Inc. REIT	298,705	52,796
		69,194
Self Storage (4.7%)
CubeSmart REIT	221,876	6,330
Extra Space Storage, Inc. REIT	44,300	3,838
Life Storage, Inc. REIT	20,631	1,963
Public Storage REIT	48,572	9,794
		21,925
Shopping Centers (6.6%)
Brixmor Property Group, Inc. REIT	596,590	10,446
Federal Realty Investment Trust REIT	15,038	1,902
Kimco Realty Corp. REIT	200,819	3,362
Regency Centers Corp. REIT	235,175	15,209
		30,919
Single Family Homes (2.8%)
American Homes 4 Rent, Class A REIT	394,735	8,641
Invitation Homes, Inc. REIT	192,145	4,402
		13,043
Specialty (0.7%)
Gaming and Leisure Properties, Inc. REIT	98,222	3,462
Total Common Stocks (Cost $347,692)		461,420

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (a) (Cost $4,549)	4,549,391	4,549
Total Investments (100.1%) (Cost $352,241) (b)(c)		465,969
Liabilities in Excess of Other Assets (-0.1%)		(336)
Net Assets (100.0%)		$465,633

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(c)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $117,585,000 and the aggregate gross unrealized depreciation is approximately $3,857,000, resulting in net unrealized appreciation of approximately $113,728,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	24.0%
Apartments	15.4
Regional Malls	14.9
Lodging/Resorts	8.5
Health Care	7.2
Industrial	6.7
Shopping Centers	6.6
Other*	16.7
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2018 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Biotechnology (1.3%)
Alnylam Pharmaceuticals, Inc. (a)	20,691	$1,811
Bluebird Bio, Inc. (a)	3,068	448
Editas Medicine, Inc. (a)	18,530	590
Intellia Therapeutics, Inc. (a)	24,580	703
Intrexon Corp. (a)(b)	40,666	700
		4,252
Construction Materials (2.3%)
Martin Marietta Materials, Inc.	20,171	3,670
Vulcan Materials Co.	35,578	3,956
		7,626
Health Care Equipment & Supplies (8.7%)
DexCom, Inc. (a)	80,408	11,502
Intuitive Surgical, Inc. (a)	29,645	17,016
		28,518
Health Care Technology (9.4%)
athenahealth, Inc. (a)	67,158	8,972
Veeva Systems, Inc., Class A (a)	200,153	21,791
		30,763
Hotels, Restaurants & Leisure (4.4%)
Starbucks Corp.	257,250	14,622

Internet & Direct Marketing Retail (10.7%)
Amazon.com, Inc. (a)	15,953	31,954
Netflix, Inc. (a)	8,970	3,356
		35,310
Internet Software & Services (20.9%)
Alibaba Group Holding Ltd. ADR (China) (a)	14,814	2,441
Alphabet, Inc., Class C (a)	11,106	13,254
Facebook, Inc., Class A (a)	70,663	11,621
IAC/InterActiveCorp (a)	23,006	4,986
MercadoLibre, Inc.	15,394	5,241
Spotify Technology SA (a)	66,659	12,054
Tencent Holdings Ltd. (China) (c)	58,300	2,407
Twitter, Inc. (a)	459,832	13,087
Zillow Group, Inc., Class C (a)	83,998	3,717
		68,808
Life Sciences Tools & Services (6.1%)
Illumina, Inc. (a)	54,361	19,954

Pharmaceuticals (0.1%)
Nektar Therapeutics (a)	6,399	390

Road & Rail (5.3%)
Union Pacific Corp.	106,527	17,346

Semiconductors & Semiconductor Equipment (0.9%)
NVIDIA Corp.	10,573	2,971

Software (21.8%)
Activision Blizzard, Inc.	195,343	16,251
Autodesk, Inc. (a)	34,171	5,334
salesforce.com, Inc. (a)	112,565	17,901
ServiceNow, Inc. (a)	82,626	16,164
Workday, Inc., Class A (a)	108,643	15,860
		71,510
Textiles, Apparel & Luxury Goods (4.2%)
LVMH Moet Hennessy Louis Vuitton SE (France)	39,124	13,837
Total Common Stocks (Cost $194,536)		315,907
Preferred Stocks (2.3%)
Electronic Equipment, Instruments & Components (0.4%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $1,089; acquired 12/22/15)	47,281	1,277
Internet & Direct Marketing Retail (1.9%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $1,335; acquired 4/16/14)	32,784	3,442
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $3,117; acquired 12/3/15)	63,916	2,809
		6,251
Total Preferred Stocks (Cost $5,541)		7,528
Short-Term Investments (2.1%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	533,579	534

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
HSBC Securities USA, Inc., (2.23%, dated 9/28/18, due 10/1/18; proceeds $70; fully collateralized by U.S. Government obligations; 0.00% - 2.75% due 5/15/25 - 8/15/47; valued at $72)	$70	70
Merrill Lynch & Co., Inc., (2.25%, dated 9/28/18, due 10/1/18; proceeds $61; fully collateralized by U.S. Government obligations; 0.75% - 3.00% due 2/15/42 - 11/15/45; valued at $62)	61	61
		131
Total Securities held as Collateral on Loaned Securities (Cost $665)		665

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $6,221)	6,221,147	6,221
Total Short-Term Investments (Cost $6,886)		6,886

Total Investments Excluding Purchased Options (100.5%) (Cost $206,963)	330,321
Total Purchased Options Outstanding (0.1%) (Cost $834)	319
Total Investments (100.6%) (Cost $207,797) Including $700 of Securities Loaned (h)(i)	330,640
Liabilities in Excess of Other Assets (-0.6%)	(1,863)
Net Assets (100.0%)	$328,777

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2018, were approximately $700,000 and $712,000, respectively. The Fund received cash collateral of approximately $712,000, of which approximately $665,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2018, there was uninvested cash collateral of approximately $47,000, which is not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2018.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2018 amounts to approximately $7,528,000 and represents 2.3% of net assets.

(f)

At September 30, 2018, the Fund held fair valued securities valued at approximately $7,528,000, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2018, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $127,652,000 and the aggregate gross unrealized depreciation is approximately $4,809,000, resulting in net unrealized appreciation of approximately $122,843,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	62,835,154	62,835	$189	$273	$(84)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	60,938,678	60,939	2	252	(250)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul - 19	63,383,701	63,384	128	309	(181)
							$319	$834	$(515)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Software	21.7%
Internet Software & Services	20.9
Other**	15.5
Internet & Direct Marketing Retail	12.6
Health Care Technology	9.3
Health Care Equipment & Supplies	8.6
Life Sciences Tools & Services	6.1
Road & Rail	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2018 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$507	$—		$507
Agency Fixed Rate Mortgages	—	31,397	—		31,397
Asset-Backed Securities	—	17,911	—		17,911
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,059	—		2,059
Commercial Mortgage-Backed Securities	—	7,606	—		7,606
Corporate Bonds	—	68,344	—	†	68,344	†
Mortgages - Other	—	23,068	—		23,068
Municipal Bonds	—	1,828	—		1,828
Sovereign	—	12,965	—		12,965
U.S. Treasury Security	—	2,096	—		2,096
Total Fixed Income Securities	—	167,781	—	†	167,781	†
Short-Term Investments
Investment Company	21,397	—	—		21,397
U.S. Treasury Security	—	832	—		832
Total Short-Term Investments	21,397	832	—		22,229
Foreign Currency Forward Exchange Contract	—	513	—		513
Futures Contracts	158	—	—		158
Interest Rate Swap Agreements	—	251	—		251
Total Assets	21,555	169,377	—	†	190,932	†
Liabilities:
Foreign Currency Forward Exchange Contract	—	(207)	—		(207)
Futures Contracts	(536)	—	—		(536)
Interest Rate Swap Agreement	—	(11)	—		(11)
Total Liabilities	(536)	(218)	—		(754)
Total	$21,019	$169,159	$—	†	$190,178	†

†                      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$—

†                      Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$19,326	$—	$19,326
Sovereign	—	167,708	—	167,708
Total Fixed Income Securities	—	187,034	—	187,034
Warrants	—	59	—	59
Short-Term Investments
Investment Company	7,730	—	—	7,730
Repurchase Agreements	—	699	—	699
Total Short-Term Investments	7,730	699	—	8,429
Foreign Currency Forward Exchange Contracts	—	18	—	18
Total Assets	7,730	187,810	—	195,540
Liabilities:
Foreign Currency Forward Exchange Contract	—	(4)	—	(4)
Total	$7,730	$187,806	$—	$195,536

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Automobiles	$8,051	$—	$—	$8,051
Banks	67,114	—	—	67,114
Beverages	8,940	—	—	8,940
Biotechnology	796	—	—	796
Capital Markets	2,140	—	—	2,140
Construction & Engineering	507	—	—	507
Construction Materials	4,815	—	—	4,815
Distributors	564	—	—	564
Diversified Consumer Services	2,506	—	—	2,506
Diversified Financial Services	1,256	—	—	1,256
Diversified Telecommunication Services	3,124	—	—	3,124
Electronic Equipment, Instruments & Components	2,537	—	—	2,537
Food & Staples Retailing	12,201	826	—	13,027
Food Products	6,067	—	—	6,067
Health Care Providers & Services	3,034	641	—	3,675
Hotels, Restaurants & Leisure	4,940	—	—	4,940
Household Durables	552	—	—	552
Household Products	2,139	—	—	2,139
Industrial Conglomerates	7,450	—	—	7,450
Information Technology Services	1,844	—	—	1,844
Insurance	6,200	—	—	6,200
Internet Software & Services	25,541	—	—	25,541
Machinery	2,805	—	—	2,805
Media	2,316	—	—	2,316
Metals & Mining	2,181	—	—	2,181
Multi-Line Retail	3,541	—	—	3,541
Oil, Gas & Consumable Fuels	9,889	497	—	10,386
Personal Products	4,101	—	—	4,101
Pharmaceuticals	2,952	—	—	2,952
Real Estate Management & Development	4,172	809	—	4,981
Semiconductors & Semiconductor Equipment	17,314	—	—	17,314
Tech Hardware, Storage & Peripherals	10,457	—	—	10,457
Textiles, Apparel & Luxury Goods	12,433	—	—	12,433
Transportation Infrastructure	1,761	—	—	1,761
Wireless Telecommunication Services	5,603	—	—	5,603
Total Common Stocks	251,843	2,773	—	254,616
Short-Term Investments
Investment Company	17,138	—	—	17,138
Foreign Currency Forward Exchange Contract	—	394	—	394
Total Assets	268,981	3,167	—	272,148
Liabilities:
Foreign Currency Forward Exchange Contract	—	(84)	—	(84)
Total	$268,981	$3,083	$—	$272,064

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$3,876	$—	$—	$3,876
Capital Markets	968	—	—	968
Health Care Equipment & Supplies	3,800	—	—	3,800
Household Products	4,220	—	—	4,220
Information Technology Services	5,610	—	—	5,610
Media	2,364	—	—	2,364
Personal Products	3,107	—	—	3,107
Pharmaceuticals	1,378	—	—	1,378
Professional Services	2,183	—	—	2,183
Software	4,444	—	—	4,444
Textiles, Apparel & Luxury Goods	753	—	—	753
Tobacco	3,821	—	—	3,821
Total Common Stocks	36,524	—	—	36,524
Short-Term Investment
Investment Company	698	—	—	698
Total Assets	$37,222	$—	$—	$37,222

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$4,013	$—	$—	$4,013
Communications	8,043	—	—	8,043
Diversified	7,490	—	—	7,490
Electricity Transmission & Distribution	12,564	—	—	12,564
Oil & Gas Storage & Transportation	25,642	—	—	25,642
Railroads	4,451	—	—	4,451
Renewables	6,331	—	—	6,331
Toll Roads	10,722	—	—	10,722
Water	4,950	—	—	4,950
Total Common Stocks	84,206	—	—	84,206
Short-Term Investments
Investment Company	900	—	—	900
Repurchase Agreements	—	21	—	21
Total Short-Term Investments	900	21	—	921
Total Assets	$85,106	$21	$—	$85,127

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$20,438	$—	$—	$20,438
Health Care	2,839	—	—	2,839
Industrial	3,780	—	—	3,780
Industrial/Office Mixed	157	—	—	157
Lodging/Resorts	3,386	—	—	3,386
Office	14,703	—	—	14,703
Residential	10,284	—	7	10,291
Retail	16,980	—	—	16,980
Self Storage	2,045	—	—	2,045
Total Common Stocks	74,612	—	7	74,619
Short-Term Investment
Investment Company	404	—	—	404
Total Assets	$75,016	$—	$7	$75,023

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(-@	)
Realized gains (losses)	—
Ending Balance	$7

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$ (-@	)

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018:

Global Real Estate	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *	Impact to Valuation from an increase in input
Common Stock
	$7	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

* Amount is indicative of the weighted average.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$68	$—		$68
Agency Fixed Rate Mortgages	—	3,034	—		3,034
Asset-Backed Securities	—	414	—		414
Commercial Mortgage-Backed Securities	—	801	—		801
Corporate Bonds	—	15,672	—		15,672
Mortgages - Other	—	461	—		461
Sovereign	—	33,057	—		33,057
U.S. Treasury Securities	—	10,914	—		10,914
Total Fixed Income Securities	—	64,421	—		64,421
Common Stocks
Aerospace & Defense	931	—	—		931
Air Freight & Logistics	319	—	—		319
Airlines	16	—	—		16
Auto Components	73	—	—		73
Automobiles	177	—	—		177
Banks	4,452	—	—		4,452
Beverages	489	—	—		489
Biotechnology	872	—	—		872
Building Products	117	—	—		117
Capital Markets	958	—	—		958
Chemicals	574	—	—		574
Commercial Services & Supplies	140	—	—		140
Communications Equipment	384	—	—		384
Construction & Engineering	93	—	—		93
Construction Materials	51	—	—		51
Consumer Finance	2,171	—	—		2,171
Containers & Packaging	51	—	—		51
Diversified Financial Services	290	—	—		290
Diversified Telecommunication Services	819	—	—		819
Electric Utilities	415	—	—		415
Electrical Equipment	271	—	—		271
Electronic Equipment, Instruments & Components	77	—	—		77
Energy Equipment & Services	464	—	—	†	464	†
Equity Real Estate Investment Trusts (REITs)	558	—	—		558
Food & Staples Retailing	711	—	—		711
Food Products	559	—	—		559
Gas Utilities	27	—	—		27
Health Care Equipment & Supplies	931	—	—		931
Health Care Providers & Services	1,209	—	—		1,209
Health Care Technology	22	—	—		22
Hotels, Restaurants & Leisure	515	—	—		515
Household Durables	58	—	—		58
Household Products	676	—	—		676
Independent Power & Renewable Electricity Producers	12	—	—		12
Industrial Conglomerates	649	—	—		649
Information Technology Services	1,427	—	—		1,427
Insurance	780	—	—		780
Internet & Direct Marketing Retail	792	—	—		792
Internet Software & Services	1,120	—	—		1,120
Life Sciences Tools & Services	166	—	—		166
Machinery	443	—	—		443
Marine	41	—	—		41
Media	775	—	—		775
Metals & Mining	1,060	—	—		1,060
Multi-Line Retail	139	—	—		139
Multi-Utilities	283	—	—		283
Oil, Gas & Consumable Fuels	2,215	—	—		2,215
Paper & Forest Products	39	—	—		39

Personal Products	268	—	—		268
Pharmaceuticals	2,273	—	—		2,273
Professional Services	227	—	—		227
Real Estate Management & Development	113	—	—		113
Road & Rail	497	—	—		497
Semiconductors & Semiconductor Equipment	711	—	—	@	711
Software	1,256	—	—		1,256
Specialty Retail	772	—	—		772
Tech Hardware, Storage & Peripherals	1,274	—	—		1,274
Textiles, Apparel & Luxury Goods	536	—	—		536
Thrifts & Mortgage Finance	7	—	—		7
Tobacco	452	—	—		452
Trading Companies & Distributors	79	—	—		79
Transportation Infrastructure	46	—	—		46
Water Utilities	17	—	—		17
Wireless Telecommunication Services	121	—	—		121
Total Common Stocks	38,060	—	—	@†	38,060 †
Warrant	— @	—	—		— @
Investment Company	3,376	—	—		3,376
Short-Term Investments
Investment Company	7,777	—	—		7,777
U.S. Treasury Securities	—	2,465	—		2,465
Total Short-Term Investments	7,777	2,465	—		10,242
Foreign Currency Forward Exchange Contracts	—	1,150	—		1,150
Futures Contracts	198	—	—		198
Interest Rate Swap Agreements	—	5	—		5
Total Return Swap Agreements	—	328	—		328
Total Assets	49,411	68,369	—	@†	117,780 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(862)	—		(862)
Futures Contracts	(125)	—	—		(125)
Interest Rate Swap Agreements	—	(65)	—		(65)
Total Return Swap Agreements	—	(225)	—		(225)
Total Liabilities	(125)	(1,152)	—		(1,277)
Total	$49,286	$67,217	$—	@†	$116,503 †

@   Value is less than $500.

†    Includes one more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$—	@†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$—	@†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$ (—@	)

@    Value is less than $500.

†     Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$2,508	$—	$—	$2,508
Automobiles	1,486	—	—	1,486
Biotechnology	1,970	—	—	1,970
Commercial Services & Supplies	4,749	—	—	4,749
Construction Materials	3,446	—	—	3,446
Health Care Equipment & Supplies	11,382	—	—	11,382
Health Care Providers & Services	10,322	—	—	10,322
Health Care Technology	18,476	—	—	18,476
Hotels, Restaurants & Leisure	2,600	—	—	2,600
Information Technology Services	2,172	—	—	2,172
Internet & Direct Marketing Retail	8,729	—	—	8,729
Internet Software & Services	42,501	—	—	42,501
Life Sciences Tools & Services	2,426	—	—	2,426
Pharmaceuticals	176	—	—	176
Software	28,862	—	—	28,862
Specialty Retail	1,545	—	—	1,545
Trading Companies & Distributors	1,337	—	—	1,337
Total Common Stocks	144,687	—	—	144,687
Preferred Stocks
Internet & Direct Marketing Retail	—	—	3,532	3,532
Software	—	—	515	515
Total Preferred Stocks	—	—	4,047	4,047
Call Options Purchased		—	146	146
Short-Term Investments
Investment Company	12,262	—	—	12,262
Repurchase Agreements	—	1,243	—	1,243
Total Short-Term Investments	12,262	1,389	—	13,505
Total Assets	$156,949	$1,389	$4,047	$162,385

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Preferred Stocks (000)
Beginning Balance	$4,271
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(224)
Realized gains (losses)	—
Ending Balance	$4,047

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$(224)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Mid Cap Growth	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an increase in input

Preferred Stocks
	$4,047	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%-17.5% / 15.6%	Decrease
			Perpetual Growth Rate	3.0%-4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.8x-15.9x / 8.5x	Increase
			Discount for Lack of Marketability	20.0%	Decrease

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Real Estate
Assets:
Common Stocks
Apartments	$71,589	$—	$—	$71,589
Commercial Financing	1,461	—	—	1,461
Data Centers	11,945	—	—	11,945
Diversified	21,586	—	—	21,586
Health Care	33,532	—	—	33,532
Industrial	30,965	—	—	30,965
Lodging/Resorts	39,802	—	—	39,802
Office	111,997	—	—	111,997
Regional Malls	69,194	—	—	69,194
Self Storage	21,925	—	—	21,925
Shopping Centers	30,919	—	—	30,919
Single Family Homes	13,043	—	—	13,043
Specialty	3,462	—	—	3,462
Total Common Stocks	461,420	—	—	461,420
Short-Term Investment
Investment Company	4,549	—	—	4,549
Total Assets	$465,969	$—	$—	$465,969

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)

Beginning Balance	$651
Purchases	—
Sales	—
Return of captial	(762)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,483
Realized gains (losses)	(1,372)
Ending Balance	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$—

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Biotechnology	$4,252	$—	$—	$4,252
Construction Materials	7,626	—	—	7,626
Health Care Equipment & Supplies	28,518	—	—	28,518
Health Care Technology	30,763	—	—	30,763
Hotels, Restaurants & Leisure	14,622	—	—	14,622
Internet & Direct Marketing Retail	35,310	—	—	35,310
Internet Software & Services	68,808	—	—	68,808
Life Sciences Tools & Services	19,954	—	—	19,954
Pharmaceuticals	390	—	—	390
Road & Rail	17,346	—	—	17,346
Semiconductors & Semiconductor Equipment	2,971	—	—	2,971
Software	71,510	—	—	71,510
Textiles, Apparel & Luxury Goods	13,837	—	—	13,837
Total Common Stocks	315,907	—	—	315,907
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,277	1,277
Internet & Direct Marketing Retail	—	—	6,251	6,251
Total Preferred Stocks	—	—	7,528	7,528
Call Options Purchased	319			319
Short-Term Investments
Investment Company	6,755	—	—	6,755
Repurchase Agreements	—	131	—	131
Total Short-Term Investments	6,755	131	—	6,886
Total Assets	$322,662	$450	$7,528	$330,640

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Growth
Beginning Balance	$7,224
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(485)
Change in unrealized appreciation (depreciation)	789
Realized gains (losses)	—
Ending Balance	$7,528

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2018	$532

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2018 (000)	Valuation Technique	Unobservable Input	Amount *		Impact to Valuation from an increase in input

Preferred Stocks
	$7,528	Market Transaction Method	Pending and Precedent Transactions	$43.95		Increase

			Precedent Transactions	$27.00		Increase

		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		Decrease

			Perpetual Growth Rate	3.5%		Increase

		Market Comparable Companies	Enterprise Value/Revenue	8.7	x	Increase
			Discount for Lack of Marketability	20.0%		Decrease

* Amount is indicative of the weighted average.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 15, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2018